File No. 333-119741

As filed on April 26, 2005

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. 2 ☒

Post-Effective Amendment No. ☐

(Check appropriate box or boxes)

STRATEGIC PARTNERS MUTUAL FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

(203) 926-1888

(Area Code and Telephone Number)

One Corporate Drive
Shelton, CT 06484

Address of Principal Executive Offices:

(Number, Street, City, State, Zip Code)

Deborah A. Docs
Assistant Secretary, Strategic Partners Mutual Funds, Inc.

Gateway Center Three, 100 Mulberry Street
Newark, NJ 07102

Name and Address of Agent for Service:

(Number and Street) (City) (State) (Zip Code)

Copies to:

Margery K. Neale, Esquire

Shearman & Sterling LLP

599 Lexington Avenue

New York, NY 10022

Approximate Date of Proposed Public Offering:  As soon as
practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities being registered:  Shares of common stock, par value $0.001 per share of the Strategic Partners Managed Index 500 Fund of Strategic Partners Mutual Funds, Inc.  No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

STRATEGIC PARTNERS MUTUAL FUNDS, INC.

STRATEGIC PARTNERS GROWTH WITH INCOME FUND

One Corporate Drive
P.O. Box 883
Shelton, Connecticut 06484

IMPORTANT PROXY MATERIALS
PLEASE VOTE NOW

May 26, 2005

Dear Shareholder:

I am writing to ask you to vote on an important proposal whereby the assets of the Strategic Partners Growth with Income Fund (the "Growth Fund") would be acquired by the Strategic Partners Managed Index 500 Fund (the "Index 500 Fund" and together with the Growth Fund, the "Funds"). The proposed acquisition is referred to as the "transaction." The Funds are each a series of Strategic Partners Mutual Funds, Inc. ("the Company"), a Maryland corporation. A shareholder meeting for the Growth Fund is scheduled for Friday July 29, 2005 at 11:00 a.m. Eastern time. Only shareholders of the Growth Fund will vote on the acquisition of the Growth Fund's assets by the Index 500 Fund.

This package contains information about the proposal and includes materials you will need to vote. The Board of Directors of the Company has reviewed the proposal and recommended that it be presented to shareholders of the Growth Fund for their consideration. Although the Directors have determined that the proposal is in the best interests of Growth Fund shareholders, the final decision is up to you.

If approved, the proposed transaction would give you the opportunity to participate in a larger fund with similar investment policies. In addition, Growth Fund shareholders are expected to realize a reduction in both the net and gross annual operating expenses borne by shareholders. The accompanying proxy statement and prospectus include a detailed description of the proposal. Please read the enclosed materials carefully and cast your vote. Remember, your vote is extremely important, no matter how large or small your holdings. By voting now, you can help avoid additional costs that would be incurred with follow-up letters and calls.

To vote, you may use any of the following methods:

•  By Mail. Please complete, date and sign your proxy card before mailing it in the enclosed postage paid envelope. Votes must be received by 11:59 p.m. Eastern Time on the day prior to the meeting.

•  By Internet. Have your proxy card available. Go to the web site: www.proxyvote.com. Enter your 12-digit control number from your proxy card. Follow the instructions found on the web site. Votes must be entered by 11:59 p.m. Eastern Time on the day prior to the meeting.

•  By Telephone.  If your Fund shares are held in your own name, call 1-800-690-6903 toll-free. If your Fund shares are held on your behalf in a brokerage account, call 1-800-454-8683 toll-free. Enter your 12-digit control number from your proxy card. Follow the simple instructions. Votes must be entered by 11:59 p.m. Eastern Time on the day prior to the meeting.

Special Note for Systematic Investment Plans (e.g., Automatic Investment Plan, Systematic Exchange, etc.). Shareholders on systematic investment plans must contact their financial advisor or call our customer service division, toll-free, at (800) 225-1852 to change their options. Otherwise, if the proposed transaction is approved, starting on the day following the closing of the proposed reorganization (which is expected to occur shortly after the shareholder meeting), future purchases will automatically be made in shares of the Index 500 Fund.

If you have any questions before you vote, please call Computershare Fund Services at 1-877-288-7314 toll-free. They will be happy to help you understand the proposal and assist you in voting. Thank you for your participation.

  Judy A. Rice
President

STRATEGIC PARTNERS MUTUAL FUNDS, INC.

STRATEGIC PARTNERS GROWTH WITH INCOME FUND

One Corporate Drive
P.O. Box 883
Shelton, Connecticut 06484

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To our Shareholders:

Notice is hereby given that a Special Meeting of Shareholders (the "Meeting") of the Strategic Partners Growth with Income Fund (the "Growth Fund"), a series of Strategic Partners Mutual Funds, Inc. (the Company), a Maryland corporation, will be held at 100 Mulberry Street, Gateway Center Three, 14th Floor, Newark, New Jersey 07102, on Friday, July 29, 2005, at 11:00 a.m. Eastern time, for the following purposes:

1.  For shareholders of the Growth Fund to approve or disapprove a Plan of Reorganization under which the Growth Fund will transfer all of its assets to, and all of its liabilities will be assumed by, the Strategic Partners Managed Index 500 Fund (the "Index 500 Fund"), which is also a series of the Company. In connection with this proposed transfer, each whole and fractional share of each class of the Growth Fund shall be exchanged for whole and fractional shares of equal net asset value of the same class of the Index 500 Fund and outstanding shares of the Growth Fund will be cancelled.

2.  To transact such other business as may properly come before the Meeting or any adjournments of the Meeting.

The Board of Directors of the Company, on behalf of the Growth Fund, has fixed the close of business on May 13, 2005 as the record date for the determination of the shareholders of the Growth Fund, as applicable, entitled to notice of, and to vote at, the Meeting and any adjournments of the Meeting.

  Deborah A. Docs
Secretary

Dated: May 26, 2005

A proxy card is enclosed along with the Proxy Statement. Please vote your shares today by signing and returning the enclosed proxy card in the postage prepaid envelope provided. You may also vote by telephone or via the Internet as described in the enclosed materials. The Board of Directors recommends that you vote "for" the proposal.

Your vote is important.
Please return your proxy card promptly.

Shareholders are invited to attend the Meeting in person. Any shareholder who does not expect to attend the Meeting is urged to complete the enclosed proxy card, date and sign it, and return it in the envelope provided, which needs no postage if mailed in the United States. In order to avoid unnecessary expense, we ask for your cooperation in mailing your proxy card promptly, no matter how large or small your holdings may be.

INSTRUCTIONS FOR EXECUTING YOUR PROXY CARD

The following general rules for executing proxy cards may be of assistance to you and may help avoid the time and expense involved in validating your vote if you fail to execute your proxy card properly.

1.  INDIVIDUAL ACCOUNTS: Your name should be signed exactly as it appears on the account registration shown on the proxy card.

2.  JOINT ACCOUNTS: Both owners must sign and the signatures should conform exactly to the names shown on the account registration.

3.  ALL OTHER ACCOUNTS should show the capacity of the individual signing. This can be shown either in the form of account registration or by the individual executing the proxy card. For example:

	REGISTRATION	VALID SIGNATURE
A. 1.	XYZ Corporation	John Smith, President

2.	XYZ Corporation	John Smith, President

c/o John Smith, President

B. 1.	ABC Company Profit Sharing Plan	Jane Doe, Trustee

2.	Jones Family Trust	Charles Jones, Trustee

3.	Sarah Clark, Trustee	Sarah Clark, Trustee

u/t/d 7/1/85

C. 1.	Thomas Wilson, Custodian	Thomas Wilson, Custodian

f/b/o Jessica Wilson UTMA

New Jersey

STRATEGIC PARTNERS GROWTH WITH INCOME FUND
A SERIES OF STRATEGIC PARTNERS MUTUAL FUNDS, INC.
PROXY STATEMENT

and

STRATEGIC PARTNERS MANAGED INDEX 500 FUND
A SERIES OF STRATEGIC PARTNERS MUTUAL FUNDS, INC.
PROSPECTUS

One Corporate Drive
P.O. Box 883
Shelton, Connecticut 06484

Dated May 26, 2005

Acquisition of the Assets of the Strategic Partners Growth with Income Fund

By and in exchange for shares of the Strategic Partners Managed Index 500 Fund

This combined Proxy Statement and Prospectus ("Proxy Statement") is being furnished to the shareholders of the Strategic Partners Growth with Income Fund (the "Growth Fund"), a series of Strategic Partners Mutual Funds, Inc. (the "Company"), a Maryland corporation, in connection with the solicitation of proxies by the Board of Directors of the Company for use at a Special Meeting of Shareholders of the Growth Fund and at any adjournments thereof (the "Meeting").

The Meeting will be held at 100 Mulberry Street, Gateway Center Three, 14th Floor, Newark, New Jersey 07102 on Friday, July 29, 2005 at 11:00 a.m. Eastern time. This Proxy Statement will first be sent to shareholders on or about June 1, 2005.

The purpose of the Meeting is for shareholders of Growth Fund to vote on a Plan of Reorganization (the "Plan") under which Growth Fund will transfer all of its assets to, and all of its liabilities will be assumed by, Strategic Partners Managed Index 500 Fund, which is also a series of the Company ("Index 500 Fund" and, together with the Growth Fund, the "Funds"), in exchange for shares of Index 500 Fund, which will be distributed to shareholders of Growth Fund, and the subsequent cancellation of shares of Growth Fund. If the transaction is approved, each whole and fractional share of each class of Growth Fund shall be exchanged for whole and fractional shares of equal net asset value of the same class of Index 500 Fund as soon as practicable following the Meeting and the Growth Fund will be liquidated and the Index 500 Fund will be the surviving fund.

The investment objective of the Growth Fund is to seek long-term growth of capital with a secondary objective to seek reasonable current income, while the investment objective of the Index 500 Fund is to outperform the Standard & Poor's 500 Composite Stock Price Index through stock selection resulting in different weightings of common stocks relative to the index. Each Fund invests primarily in equity securities. If the shareholders of Growth Fund approve the transaction, the shareholders of Growth Fund will become shareholders of Index 500 Fund.

This Proxy Statement gives the information about the proposed reorganization and issuance of shares of the Index 500 Fund that you should know before voting. You should retain it for future reference. Additional information about the Index 500 Fund and the proposed reorganization has been filed with the Securities and Exchange Commission ("SEC") and can be found in the following documents:

•  The Prospectus for the Funds dated March 1, 2005, which is enclosed and incorporated by reference into this Proxy Statement.

•  A Statement of Additional Information ("SAI") relating to this Proxy Statement dated March 1, 2005, which has been filed with the SEC and is incorporated by reference into this Proxy Statement.

You may request a free copy of the SAI relating to this Proxy Statement or other documents related to the Company without charge by calling 1-800-225-1852 or by writing to the Company at the above address.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Proxy Statement. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation or any other U.S. government agency. Mutual fund shares involve investment risks, including the possible loss of principal.

SUMMARY

The following is a summary of certain information contained elsewhere in this Proxy Statement, including the Plan. You should read the more complete information in the rest of this Proxy Statement, including the Plan (attached as Exhibit A) and the Prospectus and Statement of Additional Information for the Funds (attached as Exhibit B). This summary is qualified in its entirety by reference to these documents. You should read this Proxy Statement, the Plan and the Prospectus and Statement of Additional Information of the Funds for more complete information.

The Proposal

You are being asked to consider and approve a Plan of Reorganization that will have the effect of combining the Growth Fund and the Index 500 Fund into a single mutual fund. If shareholders of the Growth Fund vote to approve the Plan, the assets of the Growth Fund will be transferred to the Index 500 Fund in exchange for an equal value of shares of the Index 500 Fund. Shareholders of the Growth Fund will have their shares exchanged for shares of the Index 500 Fund of equal dollar value based upon the value of the shares at the time the Growth Fund's assets are transferred to the Index 500 Fund. After the transfer of assets and exchange of shares have been completed, the Growth Fund will be liquidated and dissolved. The proposed reorganization is referred to in this Prospectus/Proxy Statement as the "Transaction." As a result of the Transaction, you will cease to be a shareholder of the Growth Fund and will become a shareholder of the Index 500 Fund.

For the reasons set forth in the "Reasons for the Transaction" section, the Board of Directors of the Company has determined that the Transaction is in the best interests of the shareholders of the Growth Fund and the Index 500 Fund, and has also concluded that no dilution in value would result to the shareholders of either Fund as a result of the Transaction.

The Board of Directors of the Company, on behalf of the Growth Fund and the Index 500 Fund, has approved the Plan and unanimously recommends that you vote to approve the Plan.

Shareholder Voting

Shareholders who own shares of the Growth Fund at the close of business on May 13, 2005 (the "Record Date") will be entitled to vote at the Meeting, and will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold of the Growth Fund. To approve the Transaction for the reorganization of the Growth Fund, the affirmative vote of the holders of a majority of the total number of shares of capital stock of the Growth Fund outstanding and entitled to vote thereon must be voted in favor of the Plan.

Please vote your shares as soon as you receive this Proxy Statement. You may vote by completing and signing the enclosed ballot (the "proxy card") or over the Internet or by phone. If you vote by any of these methods, your votes will be officially cast at the Meeting by persons appointed as proxies.

You can revoke or change your voting instructions at any time until the vote is taken at the Meeting. For more details about shareholder voting, see the "Voting Information" section of this Proxy Statement.

COMPARISONS OF IMPORTANT FEATURES OF THE FUNDS

The Investment Objective and Strategies of the Funds

This section describes the investment policies of the Growth Fund and the Index 500 Fund and the differences between them. For a complete description of the investment policies and risks of the Index 500 Fund, you should read the Prospectus for the Fund that is enclosed with this Proxy Statement.

The investment objectives of the Funds are similar, but are not identical. Both Funds seek long-term growth of capital. However, the investment objective of the Growth Fund is to seek long-term growth of capital with a secondary objective to seek reasonable current income, while the investment objective of the Index 500 Fund is to outperform the Standard & Poor's 500 Composite Stock Price Index through stock selection resulting in different weightings of common stocks relative to the index. The investment objectives for both Funds are non-fundamental policies and can be changed without shareholder approval.

The Growth Fund and the Index 500 Fund invest primarily in common stock. Each of the Funds pursues its investment objective through various investment strategies that are employed by the Fund's subadviser ("Subadviser").

The Growth Fund seeks long-term growth of capital with a secondary objective to seek reasonable current income by investing, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The stocks in which the Growth Fund invests generally will pay dividends, and the Growth Fund generally focuses on companies with larger market capitalizations that the Subadviser believes have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow. The Subadviser uses a "bottom up," as opposed to "top down" investment style in managing the Growth Fund. This means that securities are selected based upon fundamental analysis of individual companies by the Subadviser (such as analysis of the companies' earnings, cash flow, competitive position and management abilities).

The Index 500 Fund seeks to outperform the Standard & Poor's 500 Composite Stock Price Index (S&P 500) through stock selection resulting in different weightings of common stocks relative to the index. The Index 500 Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in securities which are included in the S&P 500. The S&P 500 is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all common stocks publicly traded in the United States. In seeking to outperform the S&P 500, the Subadviser starts with a portfolio of stocks representative of the holdings of the index. It then uses a set of fundamental quantitative criteria that are designed to indicate whether a particular stock will predictably perform better or worse than the S&P 500. Based on these criteria, the Subadviser determines whether the Fund should over-weight, under-weight or hold a neutral position in the stock relative to the proportion of the S&P 500 that the stock represents. In addition, the Subadviser may determine based on the quantitative criteria that (1) certain S&P 500 stocks should not be held by the Fund in any amount, and (2) certain equity securities that are not included in the S&P 500 should be held by the Fund. The Fund will not invest more than 15% of its total assets in equity securities of companies not held in the S&P 500.

While both the Growth Fund and the Index 500 Fund both seek growth of capital, the Growth Fund's secondary objective is to seek reasonable current income and the Index 500 Fund invests in the securities included in the S&P 500 without regard to realization of income. Consequently, any income the Index 500 Fund does realize will be incidental to the Fund's primary investment objective.

Other Non-Fundamental Investment Policies of the Funds

As noted above, each of the Funds invest primarily in common stocks. Under certain circumstances, each Fund may invest a portion of its assets in other types of investments or employ alternative investment strategies. As described more fully below, each Fund may have limitations on the extent to which it may pursue these types of investments. In general, each Fund may invest in dollar-denominated and non-dollar denominated foreign securities, derivatives and convertible and non-convertible debt securities.

The Growth Fund may invest in futures and forward contracts, options (for hedging and non-hedging purposes), corporate debt securities, variable and floating rate obligations, zero coupon bonds, deferred interest bonds, PIK bonds, and depositary receipts (including American Depositary Receipts, Global Depositary Receipts and other types of depositary receipts). The Growth Fund may also invest in the securities of emerging markets. Such emerging markets securities include the securities of government, government-related, supranational and corporate issuers located in emerging markets. The Growth Fund may make short sales of securities "against the box," and may purchase securities on a when issued, forward commitment or delayed delivery basis.

The Index 500 Fund is a diversified fund, and therefore no more than 5% of the Fund's assets may be invested in the securities of a single issuer (other than U.S. Government securities), except that up to 25% of the Fund's assets may be invested without regard to this limitation. The Fund may invest in certificates of deposit and bankers' acceptances, commercial paper, and U.S. Government obligations. The Fund may also invest in various instruments that are or may be considered to be derivatives, including warrants, convertible securities, futures contracts, options on futures contracts, and options on securities indices. These instruments may be used for several reasons: to simulate full investment in the S&P 500 while retaining cash for fund management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns when the derivative instrument is priced more attractively than the underlying security or the S&P 500. The Fund will not use derivatives for speculative purposes or to leverage its assets. The Fund will limit its use of securities index futures contracts and related options so that, at all times, margin deposits for futures contracts and premiums on related options do not exceed 5% of the Fund's assets and the percentage of the Fund's assets being used to cover its obligations under futures and options does not exceed 50%.

Although the Funds do not expect to do so ordinarily, during periods of adverse market conditions, each Fund may invest all or substantially all of its assets temporarily in a defensive manner. When investing in this manner, the Growth Fund may hold cash or invest in cash equivalents such as short-term U.S. Government securities, commercial paper and bank instruments. When investing in a defensive manner, the Index 500 Fund Funds may invest in high-grade, short-term, fixed-income securities (which may include U.S. Government securities). While a Fund is in a defensive position, the opportunity to achieve its investment objective will be limited.

Fundamental Investment Restrictions of the Funds

As noted above, a Fund may not change a fundamental investment restriction without the prior approval of its shareholders. A non-fundamental investment policy, however, may be changed without shareholder approval. Each Fund has adopted identical fundamental investment restrictions, which limit a Fund's ability to: (i) issue senior securities; (ii) borrow money (except for non-leveraging, temporary or emergency purposes); (iii) underwrite securities; (iv) purchase or sell real estate; (v) purchase or sell physical commodities; (vi) make loans (except for certain securities lending transactions); and (vii) concentrate its investments by investing more than 25% or more of the value of the Fund's assets in securities of issuers having their principal business activities in the same industry.

In addition, each Fund has adopted a fundamental investment restriction to diversify its investments. Accordingly, the Growth Fund and the Index 500 Fund are deemed "diversified funds" under the Investment Company Act of 1940 (the "Investment Company Act"). This means that, with respect to 75% of the value of each Fund's total assets, each Fund invests in cash, cash items, obligations of the U.S. Government, its agencies or instrumentalities, securities of other investment companies and "other securities." The "other securities" are subject to the requirement that not more than 5% of total assets of the Fund will be invested in the securities of a single issuer and that the Fund will not hold more than 10% of any single issuer's outstanding voting securities. Accordingly, a Fund may not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the Investment Company Act and the rules and regulations promulgated thereunder.

Risks of Investing in the Funds

Like all investments, an investment in the Funds involves risk. There is no assurance that either of the Funds will meet its investment objective. As with any mutual fund investing primarily in equity securities, the value of the securities held by a Fund may decline. Stock values can decline for many reasons, including reasons related to the particular company, the industry of which it is a part, or the securities markets generally. These declines may be substantial. In addition, there are certain risks that are associated with the particular investment strategies employed by each Fund.

The Index 500 Fund is generally more restricted in its ability to invest in certain types of securities, such as foreign securities and may be more restricted in its use of certain types of derivatives. Although each Fund focuses on large-capitalization issuers and employs a growth investment strategy, the Index 500 Fund follows a non-fundamental policy of investing at least 80% of its assets, under normal circumstances, in the securities of issuers listed in the S&P 500. The Growth Fund, by contrast, primarily invests in larger capitalization companies without regard to listing on the S&P 500. To the extent that the Growth Fund pursues certain strategies, such as foreign investments or derivatives, the Growth Fund may incur greater risk associated with such an investment than a Fund that is more restricted. For example, options and futures contracts can be highly volatile and their use can reduce a Fund's performance. However, the Growth Fund's Subadviser does not anticipate pursuing these investment strategies to a significant extent, if at all.

For more information about the risks associated with the Funds' investment strategies, see the Funds' Prospectus, and for a more detailed discussion of the Funds' investments, see the Funds' Statement of Additional Information, both of which are incorporated by reference into this Proxy Statement.

Federal Income Tax Considerations

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund has qualified and elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to so qualify in the future. As a regulated investment company, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain loans of stock and securities, gains from the sale or other disposition of stock, securities or foreign currency and other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currency; and (b) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the value of the Fund's total assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets, and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or two or more issuers that are controlled by the Fund and that are determined, pursuant to Department of Treasury regulations, to be in the same, similar or related trades or businesses. As a regulated investment company, a Fund (as opposed to its shareholders) will not be subject to federal income taxes on the net investment income and capital gain that it distributes to its shareholders, provided that at least 90% of its net investment income and realized net short-term capital gain in excess of net long-term capital loss for the taxable year is distributed in accordance with the Code's distribution requirements.

The Transaction may entail various tax consequences, which are discussed under the caption "Tax Consequences of the Transaction."

Management of the Company and the Funds

American Skandia Investment Services, Inc. ("ASISI"), One Corporate Drive, Shelton, Connecticut, and Prudential Investments LLC ("PI"), Gateway Center Three, 100 Mulberry Street, Newark, New Jersey, serve as co-managers (each an "Investment Manager" and together the "Investment Managers") pursuant to an investment management agreement with the Company on behalf of each Fund (the "Management Agreement"). Under the Management Agreement, PI, as co-manager, will provide supervision and oversight of ASISI's investment management responsibilities with respect to the Company. Pursuant to the Management Agreement, the Investment Managers jointly administer each Fund's business affairs and supervise each Fund's investments. Subject to approval by the Board of Directors, the Investment Managers may select and employ one or more subadvisers for a Fund, who will have primary responsibility for determining what investments the Fund will purchase, retain and sell. Also subject to the approval of the Board of Directors, the Investment Managers may reallocate a Fund's assets among subadvisers including (to the extent legally permissible) affiliated subadvisers, consistent with a Fund's investment objectives.

The Company has obtained an exemption from the SEC that permits an Investment Manager to change subadvisers for each of its series, including the Funds, and to enter into new subadvisory agreements without obtaining shareholder approval of such changes. Any such subadviser change would be subject to approval by the Board of Directors of the Company. This exemption (which is similar to exemptions granted to other investment companies that are operated in a similar manner as the Company) is intended to facilitate the efficient supervision and management of the subadvisers by the Investment Managers and the Directors of the Company.

With respect to the Funds, the Investment Managers currently engage the following Subadvisers to manage the investments of the Funds in accordance with the Fund's investment objective, policies and limitations and any investment guidelines established by the Investment Managers. Each Subadviser is responsible, subject to the supervision and control of the Investment Managers, for the purchase, retention and sale of securities in a Fund's investment portfolio under its management.

Massachusetts Financial Services Company ("MFS") serves as the Subadviser for the Growth Fund. MFS, which is located at 500 Boylston Street, Boston, Massachusetts 02116, and its predecessor organizations have a history of money management dating from 1924. As of December 31 2004, the net assets under the management of the MFS organization were approximately $146 billion.

The Growth Fund is managed by a team of portfolio managers composed of T. Kevin Beatty and Nicole M. Zatlyn. Mr. Beatty, a Vice President of MFS, has been a portfolio manager of the Growth Fund since 2004 and has been employed in the investment management area of MFS since 2002. Prior to joining MFS, Mr. Beatty was an Equity Analyst and Sector Head at State Street Research Management Co., where he was employed from 1999 to 2002. Nicole M. Zatlyn, a Vice President of MFS, has been a portfolio manager of the Growth Fund since May 2005. Ms. Zatlyn has been employed in the investment management area of MFS since 2001. Prior to joining MFS, Ms. Zatlyn was an Investment Analyst at Bowman Capital Management, where she was employed from 1999 to 2001.

Alliance Capital Management L.P. (AllianceBernstein) serves as the Subadviser for Index 500 Fund. AllianceBernstein is a leading global investment management firm, with approximately $539 billion assets under management at December 31, 2004. AllianceBernstein provides investment management services for many of the largest U.S. public and private employee benefit plans, foundations, public employee retirement funds, pension funds, endowments, banks, insurance companies and high-net-worth individuals worldwide. AllianceBernstein is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. The address of AllianceBernstein is 1345 Avenue of the Americas, New York, New York 10105.

Drew W. Demakis, Chief Investment Officer (CIO) of Structured Equities, is the portfolio manager primarily responsible for the day-to-day management of the Index 500 Fund. He is supported by the U.S. Structured Equities team. Mr. Demakis was named CIO-U.S. Structured Equities in mid 2003 and is also a member of the core/blend services investment team and chairman of AllianceBernstein's Risk Investment Policy Group. Mr. Demakis has been managing the Index 500 Fund since May 2003. He has been associated with AllianceBernstein since 1998.

Subsequent to the consummation of the Transaction, AllianceBernstein will serve as the Subadviser for the Index 500 Fund.

Additional Information About the Portfolio Managers

Set out below is additional information with respect to the portfolio managers for the Funds. Unless noted otherwise, all information is provided as of December 31, 2004.

Other Accounts Managed by Portfolio Managers

The table below identifies, for each portfolio manager, the number of accounts managed and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. For each category, the number of accounts and total assets in the accounts whose fees are based on performance is indicated in italics typeface.

Portfolio Manager	Registered Investment Company Accounts Managed	Assets of RIC Managed	Other Pooled Accounts Managed	Assets of Other Pooled Accounts Managed	Other Accounts Managed	Assets of Other Accounts Managed

T. Kevin Beatty	8	$8,816,503,460	1	$336,199,686	5	$326,075,151
Nicole M. Zatlyn	N/A	N/A	N/A	N/A	N/A	N/A
Drew W. Demakis	12	$3,139,000,000	18	$842,000,000	0	$0

Fund	Compensation Structure and Method(s)/Material Conflicts of Interest
Growth Fund	MFS:
Compensation
Portfolio manager total cash compensation is a combination of base salary and performance bonus:
• Base Salary - Base salary represents a relatively smaller percentage of portfolio manager total cash compensation (generally below 33%) than incentive compensation.
• Performance Bonus - Generally, incentive compensation represents a majority of portfolio manager total cash compensation. The performance bonus is based on a combination of quantitative and qualitative factors, with more weight given to the former (generally over 60%) and less weight given to the latter.
• The quantitative portion is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the Growth Fund and any other accounts managed by the portfolio manager) over a one-, three- and five-year period relative to the appropriate Lipper peer group universe and/or one or more benchmark indices with respect to each account. The primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one- and five-year periods (adjusted as appropriate if the portfolio manager has served for shorter periods).
• The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts and traders) and management's assessment of overall portfolio manager contributions to the investment process (distinct from portfolio performance).
Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process and other factors.
Finally, portfolio managers are provided with a benefits package including a defined contribution plan, health coverage and other insurance, which are available to other employees of MFS on substantially similar terms. The percentage of compensation provided by these benefits depends upon the length of the individual's tenure at MFS and salary level as well as other factors.
Potential Conflicts of Interest
MFS seeks to identify potential conflicts of interest resulting from a portfolio manager's management of both the Growth Fund and other accounts and has adopted policies and procedures designed to address such potential conflicts.
In certain instances there may be securities which are suitable for the Growth Fund's portfolio as well as for accounts with similar investment objectives of the Subadviser or subsidiary of the Subadviser. Securities transactions for the Growth Fund and other accounts with similar investment objectives are generally executed on the same day, or the next day. Nevertheless, it may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a

    (continued on next page)

Fund	Compensation Structure and Method(s)/Material Conflicts of Interest
Growth Fund (continued)	particular security may be bought for one or more clients when one or more other clients are selling that same security.
When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Growth Fund is concerned. In most cases, however, MFS believes that the Growth Fund's ability to participate in volume transactions will produce better executions for the Growth Fund.
Since MFS does not receive a performance fee for its management of the Growth Fund, MFS and/or a portfolio manager may have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Growth Fund - for instance, those that pay a higher advisory fee and/or have a performance fee.
Index 500 Fund	AllianceBernstein:
Compensation
AllianceBernstein's compensation program for investment professionals[1] is designed to be competitive and appropriate to attract and retain the highest caliber employees. Compensation of investment professionals primarily reflects their ability to generate long-term investment success for their clients, including shareholders of the AllianceBernstein Mutual Funds.
Investment professionals are compensated on an annual basis through a combination of the following: (i) fixed base salary; (ii) discretionary incentive compensation in the form of an annual cash bonus; (iii) discretionary incentive compensation in the form of awards under AllianceBernstein's Partners Compensation Plan ("deferred awards") and (iv) discretionary long-term incentive compensation in the form of restricted unit grants. Investment professionals also receive contributions under AllianceBernstein's Profit Sharing/401(k) Plan. AllianceBernstein's overall profitability determines the total amount of incentive compensation available to investment professionals. Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or AllianceBernstein terminates his/her employment. Investment options under the deferred awards plan include many of the same AllianceBernstein Mutual Funds offered to mutual fund investors, thereby creating a closer alignment between the investment professionals and AllianceBernstein's clients and mutual fund shareholders. AllianceBernstein also permits deferred award recipients to allocate up to 50% of their award to investments in AllianceBernstein's publicly traded equity securities.
An investment professional's total compensation is determined through a subjective process that evaluates numerous quantitative and qualitative factors, including the investment success of the portfolios managed by the individual. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account. Not all factors apply to each investment professional and there is no particular weighting or formula for considering certain factors.
Among the factors considered are: relative investment performance of portfolios (although there are no specific benchmarks or periods of time used in measuring

    (continued on next page)

Fund	Compensation Structure and Method(s)/Material Conflicts of Interest
Index 500 Fund (continued)	performance); complexity of investment strategies; participation in the investment team/discipline's dialogue; contribution to business results and overall business strategy; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities and fulfillment of AllianceBernstein's leadership criteria.

Potential Conflicts
As an investment adviser and fiduciary, AllianceBernstein owes its clients and shareholders an undivided duty of loyalty. AllianceBernstein recognizes that conflicts of interest are inherent in its business and accordingly have developed policies, procedures and disclosures reasonably designed to detect, manage and mitigate the effects of potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including the Index 500 Fund (hereinafter "Clients") and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight to help ensure that all clients are treated equitably. As stated in these conflicts-related policies, AllianceBernstein places the interests of its clients first and expects all of its employees to live up to its fiduciary duty.
Employee Personal Trading and the Code of Business Conduct and Ethics
AllianceBernstein has policies to avoid conflicts of interest when investment professionals and other personnel of AllianceBernstein own, buy or sell securities also owned by, or bought or sold for clients. AllianceBernstein permits its employees to engage in personal securities transactions, and also allows them to allocate investments in the AllianceBernstein Mutual Funds through direct purchase, 401K/profit sharing plan investment and/or deferred incentive compensation awards. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. AllianceBernstein has adopted a Code of Business Conduct and Ethics ("Code") that is designed to detect and prevent such conflicts of interest.
Managing Multiple Accounts for Multiple Clients
The investment professional or investment professional teams for the Index 500 Fund have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Potential conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. Accordingly, AllianceBernstein has compliance policies and oversight to manage these conflicts.
Allocating Investment Opportunities
In addition, the investment professionals may have to decide how to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest. Nevertheless, investment opportunities

    (continued on next page)

Fund	Compensation Structure and Method(s)/Material Conflicts of Interest
Index 500 Fund (continued)	may be allocated differently among accounts due to the particular characteristics of an account, such as cash position, tax status, risk tolerance and investment restrictions or for other reasons. Potential conflicts of interest may also occur where AllianceBernstein would have an incentive, such a performance-based management fee, relating to an account. An investment professional may devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to the account for which AllianceBernstein could share in investment gains. As referenced above, AllianceBernstein has procedures designed to ensure that information relevant to investment decisions is disseminated fairly and investment opportunities are allocated equitably among different clients.

1  Investment professionals at AllianceBernstein include portfolio managers and research analysts. Investment professionals are part of investment groups (or teams) that service individual fund portfolios. The number of investment professionals assigned to a particular fund will vary from fund to fund.

Ownership of Fund Securities

None of the portfolio managers own securities issued by the Funds.

Pursuant to the Management Agreement, the Investment Managers receive a monthly investment management fee for the performance of its services. The investment management fee is accrued daily for the purposes of determining the sale and redemption price of a Fund's shares. The Investment Managers pay each Subadviser a portion of such fee for the performance of the subadvisory services at no additional cost to a Fund.

Under the Management Agreement with the Growth Fund, the Fund is obligated to pay the Investment Managers an annual investment management fee equal to 1.00% of its average daily net assets. Under the Management Agreement with the Index 500 Fund, the Fund is obligated to pay the Investment Managers an annual investment management fee equal to 0.80% of its average daily net assets. Consequently, the shareholders of the Growth Fund will pay investment management fees at a lower rate as a result of the Transaction. During the fiscal year ended October 31, 2004, the Growth Fund paid $384,443 in investment management fees to the Investment Managers and the Index 500 Fund paid $1,309,668 in investment management fees to the Investment Managers.

The Investment Managers pay each Subadviser a portion of the investment management fee that the Investment Managers receive from each Fund. The Investment Managers pay such subadvisory fees without any additional expense to a Fund. The Funds have comparable sub-advisory fee arrangements. With respect to the Growth Fund, the Investment Managers pay MFS an annual rate equal to 0.40% of the portion of the Fund's average daily net assets not in excess of $300 million; plus 0.375% of the portion of the average daily net assets over $300 million but not in excess of $600 million; plus 0.35% of the portion of the Fund's average daily net assets in excess of $600 million but not in excess of $900 million; plus 0.325% of the portion of the Fund's average daily net assets in excess of $900 million but not in excess of $1.5 billion; plus 0.25% of the portion of the Fund's average daily net assets in excess of $1.5 billion. For purposes of the fee calculation, the average daily net assets of the Growth Fund and the domestic equity series of American Skandia Trust that are managed by MFS are combined.

With respect to the Index 500 Fund, the Investment Managers pay AllianceBernstein at an annual rate equal to the following percentages of the combined average daily net assets of the Fund and the series of American Skandia Trust that is managed by AllianceBernstein and identified by AllianceBernstein and the Investment Managers as being similar to the Fund: 0.1533% of the portion of the combined average daily net assets not in excess of $300 million; plus 0.10% of the portion of the combined net assets over $300 million. Notwithstanding the foregoing, the following annual rate is applicable for each day that the combined average daily net assets are not in excess of $300 million: 0.40% of the first $10 million of combined average daily net assets; plus 0.30% on the next $40 million of combined average daily net assets; plus 0.20% on the next $50 million of combined average daily net assets; plus 10% on the next $200 million of combined average daily net assets.

Distribution Plan

American Skandia Marketing, Incorporated and Prudential Investment Management Services LLC (collectively, the "Distributor") jointly serve as the principal underwriter and distributor for each Fund. The Company adopted a Distribution and Service Plan (commonly known as a "12b-1 Plan") for each Class of shares to compensate the Distributor for its services and costs in distributing shares and servicing shareholder accounts. Under the 12b-1 Plans for each share Class, the Fund pays the Distributor at the following rates for assets attributable to the indicated share class:

Share Class	Rate
Class A	0.30%* of the Fund's average daily net assets attributable to Class A shares

Class B	1.00% of the Fund's average daily net assets attributable to Class B shares

Class C	1.00% of the Fund's average daily net assets attributable to Class C shares

Class L	0.50% of the Fund's average daily net assets attributable to Class L shares

Class M	1.00% of the Fund's average daily net assets attributable to Class M shares

Class X	1.00% of the Fund's average daily net assets attributable to Class X shares

*  Each Fund is currently limiting the rate of Class A shares to 0.25% of each Fund's average daily net assets attributable to Class A shares.

Because these fees are paid out of a Fund's assets on an ongoing basis, these fees may, over time, increase the cost of an investment in the Fund and may be more costly than other types of sales charges.

The Distributor uses distribution and service fees received under the 12b-1 Plans to compensate qualified dealers for services provided in connection with the sale of shares and the maintenance of shareholder accounts. In addition, the Distributor uses distribution and service fees received under the Class X Plans as reimbursement for its purchases of bonus shares, which are additional shares granted to investors who invest in Class X.

Valuation

The price you pay for each share of a Fund is based on the share value. The share value of a mutual fund - known as the net asset value per share or NAV- is determined by a simple calculation: it's the total value of the Fund (assets minus liabilities) divided by the total number of shares outstanding. For example, if the value of the investments held by fund XYZ (minus its liabilities) is $1,000 and there are 100 shares of fund XYZ owned by shareholders, the price of one share of the fund - or the NAV - is $10 ($1,000 divided by 100). A Fund's portfolio securities are valued based upon market quotations or, if not readily available, at fair value as determined in good faith under procedures established by the Fund's Board. A Fund also may use fair value pricing if it determines that the market quotation is not reliable based, among other things, on events or market conditions that occur after the quotation is derived or after the close of the primary market on which the security is traded, but before the time that the Fund's NAV is determined. This use of fair value pricing most commonly occurs with securities that are primarily traded outside the U.S. because such securities present time-zone arbitrage opportunities when events or conditions affecting the prices of specific securities or the prices of securities traded in such markets generally occur after the close of the foreign markets but prior to the time the Fund determines its NAV. The Fund may also use fair value pricing with respect to U.S.-traded securities if, for example, trading in a particular security is halted and does not resume before the Fund calculates its NAV or the exchange on which a security is traded closes early. In addition, fair value pricing is used for securities where the pricing agent or principal market maker does not provide a valuation or methodology or provides a valuation or methodology that, in the judgment of the Investment Managers (or Subadviser) does not represent fair value. Different valuation methods may result in differing values for the same security. The fair value of a portfolio security that a Fund uses to determine its NAV may differ from the security's quoted or published price. If a Fund needs to implement fair value pricing after the NAV publishing deadline, but before shares of a Fund are processed, the NAV you receive or pay may differ from the published NAV price. For purposes of computing a Fund's NAV, we will value the Fund's futures contracts 15 minutes after the close of trading on the New York Stock Exchange (NYSE). Except when we fair value securities, we normally value each foreign security held by a Fund as of the close of the security's primary market. Fair Value Pricing Procedures are designed to result in prices for the Fund's securities and its net asset value that are reasonable in light of the circumstances which make or have made market quotations unavailable or unreliable, and may have the effect of reducing arbitrage opportunities available to short-term traders. There is no assurance, however, that fair value pricing will more accurately reflect the market value of a security than the market price of such security on that day or that it will prevent dilution of the Fund's NAV by short term traders.

Portfolio Holdings

A description of each Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities will be described in the Fund's Statement of Additional Information and on the Fund's website at www.strategicpartners.com. The Fund will provide a full list of the Fund's portfolio holdings as of the end of the fiscal quarter on its website within approximately 60 days after the end of the Fund's fiscal quarter. In addition, the Fund may release the Fund's top ten holdings, sector and country breakdowns, and largest industries on a monthly basis. Such information will be posted to the Fund's website no earlier than 15 days after the end of each month, and will be available on each Fund's website for at least six months from the posting date. These postings can be located at www.strategicpartners.com.

Frequent Purchases and Redemptions of Fund Shares

Each Fund seeks to prevent patterns of frequent purchases and redemptions of Fund shares by its shareholders. Frequent purchases and sales of shares of a Fund may adversely affect Fund performance and the interests of long-term investors. When a shareholder engages in frequent or short-term trading, a Fund may have to sell portfolio securities to have the cash necessary to redeem the shareholder's shares. This can happen when it is not advantageous to sell any securities, so a Fund's performance may be hurt. When large dollar amounts are involved, frequent trading can also make it difficult to use long-term investment strategies because a Fund cannot predict how much cash it will have to invest. In addition, if a Fund is forced to liquidate investments due to short-term trading activity, it may incur increased brokerage and tax costs. Similarly, a Fund may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of short-term trading. Moreover, frequent or short-term trading by certain shareholders may cause dilution in the value of Fund shares held by other shareholders. Funds that invest in foreign securities may be particularly susceptible to frequent trading because time zone differences among international stock markets can allow a shareholder engaging in frequent trading to exploit fund share prices that may be based on closing prices of foreign securities established some time before each fund calculates its own share price. Funds that invest in certain fixed-income securities, such as high-yield bonds or certain asset-backed securities, may also constitute an effective vehicle for a shareholder's frequent trading strategy. The Board of each Fund has adopted policies and procedures designed to discourage or prevent frequent trading activities by Fund shareholders. In an effort to prevent such practices, each Fund's Transfer Agent monitors trading activity on a daily basis. Each Fund has implemented a trading policy that limits the number of times a shareholder may purchase Fund shares or exchange into such Fund and then sell those shares within a specified period of time (a "round-trip transaction") as established by such Fund's Chief Compliance Officer (CCO). The CCO is authorized to set and modify the parameters at any time as required to prevent the adverse impact of frequent trading on Fund shareholders. The CCO has defined frequent trading as one or more roundtrip transactions in shares of a Fund within a 30-day period. A second round-trip within 60 days will begin a warning period that will remain in effect for 90 days. If additional purchase activity is initiated during the warning period, the purchase activity will be cancelled. In addition, if two round-trips have already been completed within the past 90 days, a trading suspension will be placed on the account that remains in effect for 90 days. Exceptions to the trading policy will not normally be granted. Each Fund reserves the right to reject or cancel, without prior notice, all additional purchases or exchanges into such Fund by a shareholder who has violated this policy. Moreover, each Fund may direct a broker-dealer or other intermediary to block a shareholder account from future trading in such Fund. The Transfer Agent will monitor trading activity over $25,000 per account on a daily basis for a rolling 30-day period. If a purchase into a Fund is rejected or cancelled for violations of the trading policy, the shareholder will receive are turn of the purchase amount. If a Fund is offered to qualified plans on an omnibus basis or if Fund shares may be purchased through other omnibus arrangements ("Intermediaries"), Intermediaries maintain the individual beneficial owner records and submit to each Fund only aggregate orders combining the transactions of many beneficial owners. Each Fund itself generally cannot monitor trading by particular beneficial owners. Each Fund communicates to Intermediaries in writing that it expects the Intermediaries to impose restrictions on transfers by beneficial owners. Intermediaries may impose different or stricter restrictions on transfers by beneficial owners. Consistent with the restrictions described above, investments in each Fund through retirement programs administered by Prudential Retirement will be similarly identified for frequent purchases and redemptions and appropriately restricted. The Transfer Agent also reviews the aggregate net flows in excess of one million dollars. In those cases, the trade detail is reviewed to determine if any of the activity relates to previously identified policy offenders. In cases of omnibus orders, the Intermediary may be contacted by the Transfer Agent to obtain additional information. The Transfer Agent has the authority to cancel all or a portion of the trade if the information reveals that the activity relates to previously identified policy offenders. In that case, the shareholder will receive a return of the purchase amount. Where appropriate, the Transfer Agent may request that the Intermediary block a financial adviser or client from accessing a Fund. If necessary, a Fund may be removed from a particular Intermediary's platform. Shareholders seeking to engage in frequent trading activities may use a variety of strategies to avoid detection and, despite the efforts of each Fund to prevent such trading, there is no guarantee that each Fund, the Transfer Agent or Intermediaries will be able to identify these shareholders or curtail their trading practices. Neither Fund has any arrangements intended to permit trading of its shares in contravention of the policies described above.

Purchases, Redemptions, Exchanges and Distributions

The purchase policies for each Fund are identical. The offering price is the NAV per share plus any initial sales charge that applies. Class A shares are sold at NAV plus an initial sales charge that varies depending on the amount of your investment. Class B shares are sold at NAV per share without an initial sales charge. However, if Class B shares are redeemed within seven years of their purchase, a contingent deferred sales charge ("CDSC") will be deducted from the redemption proceeds. Class C shares are sold at NAV per share without an initial sales charge. In addition, if Class C shares are redeemed within 12 months of the first business day of calendar month of their purchase, a CDSC of 1.00% will be deducted from the redemption proceeds.

Class L shares are subject to up to a 5.75% initial sales charge on purchases under $1 million. Class M and Class X shares are sold subject to a CDSC of 6.0%, decreasing annually. Class L, Class M, Class X and New Class X shares are no longer offered for direct purchase.

The redemption policies for each Fund are identical. Your shares will be sold at the next NAV per share determined after your order to sell is received, less any applicable CDSC imposed and less such redemption fee or deferred sales charge as may be set by the Board from time to time. Refer to the Funds' Prospectus for more information regarding how to sell shares.

Shares of each Fund may be exchanged for shares of the same class of the other Fund and other funds of the Company at NAV per share at the time of exchange. Exchanges of shares involve a redemption of the shares of the Fund you own and a purchase of shares of another Fund. Shares are normally redeemed and purchased in the exchange transaction on the business day on which the Transfer Agent receives an exchange request that is in proper form, if the request is received by the close of the NYSE that day.

Frequent trading of Fund shares in response to short-term market fluctuations in the market – also known as "market timing" – may make it very difficult to manage the Funds' investments. When market timing occurs, the Funds may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, so the Funds' performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because we cannot predict how much cash the Fund will have to invest. When, in the opinion of PI and ASISI, such activity would have a disruptive effect on portfolio management, the Funds reserve the right to refuse purchase orders and exchanges into the Fund by any person, group or commonly controlled account. The decision may be based on dollar amount, volume or frequency of trading. The Funds will notify a market timer of a rejection of an exchange or purchase order. There can be no assurance that the Funds' procedures will be effective in limiting the practice of market timing in all cases.

Each Fund will distribute substantially all of its income and capital gains to shareholder each year. Each Fund will declare dividends, if any, annually.

Share Class Designations

Please note that in 2004 the Company renamed Class A and Class B shares as Class L and Class M, respectively, and created two new classes designated Class A and Class B. This means that if, prior to April 12, 2004, you purchased shares of any series of the Company designated as "Class A" or "Class B" at the time of purchase, the Company now refers to your shares as "Class L" and "Class M", respectively. Please be sure to consult information about the appropriate share Class when reviewing these materials.

In addition, the Company's charter permits it to issue both "Class X" shares and "New Class X" shares. The rights and terms of Class X and New Class X shares are almost identical so, for ease of reference, the Company sometimes provides combined expense, capitalization, financial and other information for "New Class X" and "Class X", and refers to all such shares as "Class X". The principal difference between the two classes is that outstanding Class X shares issued prior to August 17, 1998 are subject to automatic conversion approximately 8 years after purchase, while outstanding New Class X shares, meaning Class X shares issued on or after August 17, 1998, are subject to automatic conversion approximately 10 years after purchase. You should be aware that if you hold shares referred to as "Class X", your conversion rights are determined by the date you purchased your shares. Please note that the Class X and New Class X shares issued by the Funds as part of the Transaction will have different conversion rights.

Fees and Expenses

The following table describes the fees and expenses that shareholders may pay if they hold shares of the Growth Fund or the Index 500 Fund, as well as the projected fees and expenses of the Index 500 Fund after giving effect to the Transaction.

Class A Shares (as of October 31, 2005)

Shareholder Fees (fees paid directly from your investment)

	Growth Fund Class A	Index 500 Fund Class A	Pro Forma Index 500 Fund After Transaction Class A
Maximum sales charge (load) on purchases (as % of offering price)	5.50%	5.50%	5.50%
Maximum contingent deferred sales charge (load) (as % of original purchase price)	None[1]	None[1]	None[1]
Redemption Fee	None[2]	None[2]	None[2]
Exchange Fee	None	None	None

Annual Fund Operating Expenses
  (expenses that are deducted from Fund assets)

	Growth Fund Class A	Index 500 Fund Class A	Pro Forma Index 500 Fund After Transaction Class A
Management Fees	1.00%	0.80%	0.80%
Estimated Distribution (12b-1) Fees	0.30%	0.30%	0.30%
Other Expenses	1.11%	0.51%	0.51%
Total annual fund operating expenses	2.41%	1.61%	1.61%

Class B Shares (as of October 31, 2004)

Shareholder Fees (fees paid directly from your investment)

	Growth Fund Class B	Index 500 Fund Class B	Pro Forma Index 500 Fund After Transaction Class B
Maximum sales charge (load) on purchases (as % of offering price)	None	None	None
Maximum contingent deferred sales charge (load) (as % of original purchase price)	5.00%[3]	5.00%[3]	5.00%[3]
Redemption Fee	None[2]	None[2]	None[2]
Exchange Fee	None	None	None

Annual Fund Operating Expenses
  (expenses that are deducted from Fund assets)

	Growth Fund Class B	Index 500 Fund Class B	Pro Forma Index 500 Fund After Transaction Class B
Management Fees	1.00%	0.80%	0.80%
Estimated Distribution (12b-1) Fees	1.00%	1.00%	1.00%
Other Expenses	1.11%	0.51%	0.51%
Total annual fund operating expenses	3.11%	2.31%	2.31%

Class C Shares (as of October 31, 2004)

Shareholder Fees (fees paid directly from your investment)

	Growth Fund Class C	Index 500 Fund Class C	Pro Forma Index 500 Fund After Transaction Class C
Maximum sales charge (load) on purchases (as % of offering price)	None	None	None
Maximum contingent deferred sales charge (load) (as % of original purchase price)	1.00%[3]	1.00%[3]	1.00%[3]
Redemption Fee	None[2]	None[2]	None[2]
Exchange Fee	None	None	None

Annual Fund Operating Expenses
  (expenses that are deducted from Fund assets)

	Growth Fund Class C	Index 500 Fund Class C	Pro Forma Index 500 Fund After Transaction Class C
Management Fees	1.00%	0.80%	0.80%
Estimated Distribution (12b-1) Fees	1.00%	1.00%	1.00%
Other Expenses	1.11%	0.51%	0.51%
Total annual fund operating expenses	3.11%	2.31%	2.31%

Class L Shares (as of October 31, 2004)

Shareholder Fees (fees paid directly from your investment)

	Growth Fund Class L	Index 500 Fund Class L	Pro Forma Index 500 Fund After Transaction Class L
Maximum sales charge (load) on purchases (as % of offering price)	5.75%	5.75%	5.75%
Maximum contingent deferred sales charge (load) (as % of original purchase price)	None[1]	None[1]	None[1]
Redemption Fee	None[2]	None[2]	None[2]
Exchange Fee	None	None	None

Annual Fund Operating Expenses
  (expenses that are deducted from Fund assets)

	Growth Fund Class L	Index 500 Fund Class L	Pro Forma Index 500 Fund After Transaction Class L
Management Fees	1.00%	0.80%	0.80%
Estimated Distribution (12b-1) Fees	0.50%	0.50%	0.50%
Other Expenses	1.11%	0.51%	0.51%
Total annual fund operating expenses	2.61%	1.81%	1.81%

Class M Shares (as of October 31, 2004)

Shareholder Fees (fees paid directly from your investment)

	Growth Fund Class M	Index 500 Fund Class M	Pro Forma Index 500 Fund After Transaction Class M
Maximum sales charge (load) on purchases (as % of offering price)	None	None	None
Maximum contingent deferred sales charge (load) (as % of original purchase price)	6.00%[3]	6.00%[3]	6.00%[3]
Redemption Fee	None[2]	None[2]	None[2]
Exchange Fee	None	None	None

Annual Fund Operating Expenses
  (expenses that are deducted from Fund assets)

	Growth Fund Class M	Index 500 Fund Class M	Pro Forma Index 500 Fund After Transaction Class M
Management Fees	1.00%	0.80%	0.80%
Estimated Distribution (12b-1) Fees	1.00%	1.00%	1.00%
Other Expenses	1.11%	0.51%	0.51%
Total annual fund operating expenses	3.11%	2.31%	2.31%

Class X Shares (as of October 31, 2004)

Shareholder Fees (fees paid directly from your investment)

	Growth Fund Class X	Index 500 Fund Class X	Pro Forma Index 500 Fund After Transaction Class X
Maximum sales charge (load) on purchases (as % of offering price)	None	None	None
Maximum contingent deferred sales charge (load) (as % of original purchase price)	6.00%[3]	6.00%[3]	6.00%[3]
Redemption Fee	None[2]	None[2]	None[2]
Exchange Fee	None	None	None

Annual Fund Operating Expenses
  (expenses that are deducted from Fund assets)

	Growth Fund Class X	Index 500 Fund Class X	Pro Forma Index 500 Fund After Transaction Class X
Management Fees	1.00%	0.80%	0.80%
Estimated Distribution (12b-1) Fees	1.00%	1.00%	1.00%
Other Expenses	1.11%	0.51%	0.51%
Total annual fund operating expenses	3.11%	2.31%	2.31%

1   Under certain circumstances, purchases of Class A shares and Class L shares not subject to an initial sales charge (load) will be subject to a contingent deferred sales charge (load) ("CDSC") if redeemed within 12 months of the calendar month of purchase. For an additional discussion of the Class A CDSC and the Class L CDSC, see the Prospectus under "How to Buy Shares."

2   A $10 fee may be imposed for wire transfers of redemption proceeds. For an additional discussion of wire redemptions, see this Prospectus under "How to Redeem Shares."

3   If you purchase Class B, M or X shares, you do not pay an initial sales charge but you may pay a CDSC if you redeem some or all of your shares before the end of the sixth (in the case of Class B shares), seventh (in the case of Class M and Class X shares) or eighth (in the case of New Class X shares) year after which you purchased such shares. The CDSC is 5%, 4%, 3%, 2%, 1% and 1% for redemptions of Class B shares occurring in years one through six, respectively. The CDSC is 6%, 5%, 4%, 3%, 2%, 2% and 1% for redemptions of Class M shares and Class X shares occurring in years one through seven, respectively. The CDSC is 6%, 5%, 4%, 4%, 3%, 2%, 2% and 1% for redemptions of New Class X shares occurring in years one through eight, respectively. No CDSC is charged after these periods. If you purchase Class C shares, you may incur a CDSC if you redeem some or all of your Class C shares within 12 months of the calendar month of purchase. For a discussion of the Class B, M, X and C CDSC, see the Prospectus under "How to Buy Shares."

Expense Examples (as of October 31, 2004)

Full Redemption – These examples are intended to help you compare the cost of investing in each Fund before the transaction with the cost of investing in the Index 500 Fund after the Transaction. They assume that you invest $10,000, that you receive a 5% return each year, and that the Funds' total operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions your costs would be:

Class A Shares

	One Year	Three Years	Five Years	Ten Years
Growth Fund	$781	$1,260	$1,765	$3,145
Index 500 Fund	$705	$1,030	$1,378	$2,356
Index 500 Fund (Pro Forma Projected after the Transaction)	$705	$1,030	$1,378	$2,356

Class B Shares

	One Year	Three Years	Five Years	Ten Years
Growth Fund	$814	$1,260	$1,730	$3,183
Index 500 Fund	$734	$1,021	$1,335	$2,389
Index 500 Fund (Pro Forma Projected after the Transaction)	$734	$1,021	$1,335	$2,389

Class C Shares

	One Year	Three Years	Five Years	Ten Years
Growth Fund	$414	$960	$1,630	$3,420
Index 500 Fund	$334	$721	$1,235	$2,646
Index 500 Fund (Pro Forma Projected after the Transaction)	$334	$721	$1,235	$2,646

Class L Shares

	One Year	Three Years	Five Years	Ten Years
Growth Fund	$824	$1,340	$1,881	$3,350
Index 500 Fund	$748	$1,112	$1,499	$2,579
Index 500 Fund (Pro Forma Projected after the Transaction)	$748	$1,112	$1,499	$2,579

Class M Shares

	One Year	Three Years	Five Years	Ten Years
Growth Fund	$914	$1,360	$1,830	$3,259
Index 500 Fund	$834	$1,121	$1,435	$2,471
Index 500 Fund (Pro Forma Projected after the Transaction)	$834	$1,121	$1,435	$2,471

Class X Shares

	One Year	Three Years	Five Years	Ten Years
Growth Fund	$914	$1,360	$1,930	$3,420
Index 500 Fund	$834	$1,121	$1,535	$2,646
Index 500 Fund (Pro Forma Projected after the Transaction)	$834	$1,121	$1,535	$2,646

No Redemption – You would pay the following expenses based on the above assumptions except that you do not redeem your shares at the end of each period:

Class A Shares

	One Year	Three Years	Five Years	Ten Years
Growth Fund	$781	$1,260	$1,765	$3,145
Index 500 Fund	$705	$1,030	$1,378	$2,356
Index 500 Fund (Pro Forma Projected after the Transaction)	$705	$1,030	$1,378	$2,356

Class B Shares

	One Year	Three Years	Five Years	Ten Years
Growth Fund	$314	$960	$1,630	$3,183
Index 500 Fund	$234	$721	$1,235	$2,389
Index 500 Fund (Pro Forma Projected after the Transaction)	$234	$721	$1,235	$2,389

Class C Shares

	One Year	Three Years	Five Years	Ten Years
Growth Fund	$314	$960	$1,630	$3,420
Index 500 Fund	$234	$721	$1,235	$2,646
Index 500 Fund (Pro Forma Projected after the Transaction)	$234	$721	$1,235	$2,646

Class L Shares

	One Year	Three Years	Five Years	Ten Years
Growth Fund	$824	$1,340	$1,881	$3,350
Index 500 Fund	$748	$1,112	$1,499	$2,579
Index 500 Fund (Pro Forma Projected after the Transaction)	$748	$1,112	$1,499	$2,579

Class M Shares

	One Year	Three Years	Five Years	Ten Years
Growth Fund	$314	$960	$1,630	$3,259
Index 500 Fund	$234	$721	$1,235	$2,471
Index 500 Fund (Pro Forma Projected after the Transaction)	$234	$721	$1,235	$2,471

Class X Shares

	One Year	Three Years	Five Years	Ten Years
Growth Fund	$314	$960	$1,630	$3,420
Index 500 Fund	$234	$721	$1,235	$2,646
Index 500 Fund (Pro Forma Projected after the Transaction)	$234	$721	$1,235	$2,646

The above expense examples are based on gross expense ratios. Should the voluntary fee waivers and expense reimbursements continue, the expenses shown would be lower.

Performance

The bar charts show the performance of the Class L shares of each Fund for each full calendar year the Fund has been in operation. The first table below each bar chart shows each such Fund's best and worst quarters during the periods included in the bar chart. The second table shows the average annual total returns before taxes for each Class of each Fund for 2004 and since inception, as well as the average annual total returns after taxes on distributions and after taxes on distributions and redemptions for Class L shares of each Fund for 2004 and since inception.

This information may help provide an indication of each Fund's risks by showing changes in performance from year to year and by comparing each Fund's performance with that of a broad-based securities index. The average annual figures reflect sales charges; the other figures do not, and would be lower if they did. All figures assume reinvestment of dividends. Past performance does not necessarily indicate how a Fund will perform in the future.

Strategic Partners Growth With Income Fund

BEST QUARTER: Up 13.52% 2nd Quarter 2003 WORST QUARTER: Down (16.12)% 3rd Quarter 2002

Average Annual Total Returns for periods ended December 31, 2004

	1 YR	5 YR	10 YR (OR SINCE INCEPTION)*
Class L
Return Before Taxes	4.11%	–3.49%	–2.77%
Return After Taxes on Distributions	4.12%	–3.49%	–2.77%
Return After Taxes on Distributions and Sale of Fund Shares	2.68%	–2.93%	–2.33%
Class M
Return Before Taxes	3.89%	–3.35%	–2.63%
Class C
Return Before Taxes	7.82%	–2.94%	–2.25%
Class X
Return Before Taxes	3.90%	–3.57%	–2.66%
Index
Standard & Poor's 500 Index	10.87%	–2.30%	–0.75%
Lipper Large-Cap Core Funds Avg.	7.79%	–3.45%	–1.69%

*  Inception date: November 1, 1999.

After-tax returns are shown for Class L shares only. Returns are not shown for Class A shares or Class B shares, because these share classes have not been in existence for a full calendar year. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Strategic Partners Managed Index 500 Fund

BEST QUARTER: Up 13.61%, 2nd Quarter 2003 WORST QUARTER: Down (17.22)%, 3rd Quarter 2002

Average Annual Total Returns for periods ended December 31, 2004

	1 YR	5 YR	10 YR (OR SINCE INCEPTION)*
Class L
Return Before Taxes	2.70%	–3.24%	–1.84%
Return After Taxes on Distributions	2.69%	–3.24%	–1.84%
Return After Taxes on Distributions and Sale of Fund Shares	1.75%	–2.73%	1.55%
Class M
Return Before Taxes	2.61%	–3.12%	–1.71%
Class C
Return Before Taxes	6.50%	–2.75%	–1.32%
Class X
Return Before Taxes	2.62%	–3.34%	–1.73%
Index
Standard & Poor's 500 Index	10.87%	–2.30%	–0.75%
Lipper Large-Cap Core Funds Avg.	7.79%	–3.45%	–1.69%

*  Inception date: November 1, 1999

After-tax returns are shown for Class L shares only. Returns are not shown for Class A shares or Class B shares, because these share classes have not been in existence for a full calendar year. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. During periods of negative NAV performance, the after-tax returns assume the investor receives a write-off at the historical highest individual federal marginal income rate. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

REASONS FOR THE TRANSACTION

The Directors, including all of the Directors who are not "interested persons" of the Company (the "Independent Directors") have unanimously determined that the Transaction would be in the best interests of the shareholders of the Growth Fund and the Index 500 Fund and that the interests of the shareholders of Growth Fund and the Index 500 Fund would not be diluted as a result of the Transaction. At a meeting held on May 25, 2004, the Board considered a number of factors, including the following:

•  the compatibility of the Funds' investment objectives, policies and restrictions;

•  the relative past and current growth in assets and investment performance of the Funds and their respective future prospects for growth;

•  the relative expense ratios of the Funds and the impact of the proposed Transaction on the expense ratios;

•  the estimated costs of the Transaction, which will be borne by ASISI and PI or their affiliates;

•  the anticipated tax consequences of the Transaction with respect to each Fund and its shareholders;

•  the relative size of the Growth Fund as compared to the Index 500 Fund;

•  the past and anticipated future inability of the Growth Fund to achieve satisfactory asset growth; and

•  the potential benefits of the proposed Transaction to the shareholders of each Fund, including long-term economies of scale.

At the May 25, 2004 meeting, the Investment Managers recommended the Transaction to the Board. In recommending the Transaction, the Investment Managers advised the Board that the Funds have similar investment objectives, and similar policies and investment portfolios. Moreover, the Investment Managers reported that the Funds have similar investment styles and that shareholders of Growth Fund would benefit because the management fee paid by shareholders of Index 500 Fund is significantly lower than the management fee paid by shareholders of Growth Fund.

The Investment Managers advised the Board that, as of September 30, 2003, the Growth Fund had attracted net assets of approximately $40.2 million, while the Index 500 Fund had assets of approximately $178 million at that date. In addition, the Investment Managers advised the Board that the Growth Fund had higher total cost structures and higher expense ratios (before fee waivers or expense reimbursements) as compared to the Index 500 Fund. Accordingly, by merging the Funds, the Growth Fund's shareholders would enjoy a greater asset base over which fund expenses may be spread. The Board considered the Investment Managers' advice that if the merger is approved, shareholders of the Growth Fund, regardless of the class of shares they own, should realize an immediate reduction in both the net annual operating expenses and gross annual operating expenses (that is, without any waivers or reimbursements) paid on their investment, although there can be no assurance that operational savings will be realized. The Board also considered that, in the opinion of counsel, the exchange of shares pursuant to the Transaction would not result in a taxable gain or loss for U.S. federal income tax purposes for shareholders. The Board was advised that the expenses associated with the solicitation of proxies would be borne by PI and ASISI or their affiliates.

The Board, including a majority of the Independent Directors, unanimously concluded that the Transaction is in the best interests of the shareholders of the Growth Fund and the Index 500 Fund and that no dilution of value would result to the shareholders of the Growth Fund or the Index 500 Fund from the Transaction. Consequently, the Board approved the Plan and recommended that shareholders of the Growth Fund vote to approve the Transaction.

For the reasons discussed above, the Board of Directors unanimously recommends that you vote FOR the Plan.

If shareholders of the Growth Fund do not approve the Plan, the Board will consider other possible courses of action for the Growth Fund, including, among others, consolidation of the Growth Fund with one or more funds of the Company other than the Index 500 Fund or unaffiliated funds. In the event that the shareholders of the Growth Fund do not approve the plan, the Investment Managers also would consider recommending to the Board and shareholders the liquidation of the Growth Fund in light of its past and anticipated future inability to attract sufficient assets to support long-term viability. A liquidation of the Growth Fund would result in taxable gains or losses for most shareholders of the Growth Fund.

INFORMATION ABOUT THE TRANSACTION

This is only a summary of the Plan. You should read the actual Plan attached as Exhibit A.

Closing of the Transaction

If shareholders of the Growth Fund approve the Plan, the Transaction will take place after various conditions are satisfied by the Company on behalf of the Growth Fund and the Index 500 Fund, including the preparation of certain documents. The Company will determine a specific date for the actual Transaction to take place. This is called the "closing date." If the shareholders of the Growth Fund do not approve the Plan, the Transaction will not take place and the Board will consider alternative courses of actions, as described above.

If the shareholders of the Growth Fund approve the Plan, the Growth Fund will deliver to the Index 500 Fund substantially all of its assets on the closing date. As a result, shareholders of the Growth Fund will beneficially own shares of the Index 500 Fund that, as of the date of the exchange, have a value equal to the dollar value of the assets delivered to the Index 500 Fund, less the value of liabilities assumed by the Index 500 Fund. The stock transfer books of the Growth Fund will be permanently closed on the closing date. Requests to transfer or redeem assets allocated to the Growth Fund may be submitted at any time before the close of the NYSE on the closing date and requests that are received in proper form prior to that time will be effected prior to the closing.

To the extent permitted by law, the Company may amend or waive provisions of the Plan without shareholder approval. It may also agree to terminate and abandon the Transaction at any time before or, to the extent permitted by law, after the approval by shareholders of the Growth Fund.

Expenses of the Transaction

The expenses resulting from the Transaction will be paid by PI and ASISI (or their affiliates). The Funds will not incur any expenses associated with the Transaction. The portfolio securities of the Growth Fund will be transferred in-kind to the Index 500 Fund. Accordingly, the Transaction will entail little or no expenses in connection with portfolio restructuring.

Tax Consequences of the Transaction

The Transaction is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization under the Code. It is a condition to each Fund's obligation to complete the Transaction that the Funds will have received an opinion from Shearman & Sterling LLP, based upon representations made by each Fund, and upon certain assumptions, substantially to the effect that:

1.  The acquisition by the Index 500 Fund of the assets of the Growth Fund in exchange solely for voting shares of the Index 500 Fund and the assumption by the Index 500 Fund of the liabilities, if any, of the Growth Fund, followed by the distribution of the Index 500 Fund shares acquired by the Growth Fund pro rata to its shareholders, will constitute a reorganization within the meaning of Section 368(a)(1) of the Code, and the Index 500 Fund and the Growth Fund each will be "a party to a "reorganization" within the meaning of Section 368(b) of the Code;

2.  The shareholders of the Growth Fund will not recognize gain or loss upon the exchange of all of their shares of the Growth Fund solely for shares of the Index 500 Fund, as described in this Proxy Statement and the Plan;

3.  No gain or loss will be recognized by the Growth Fund upon the transfer of its assets to the Index 500 Fund in exchange solely for voting shares of the Index 500 Fund and the assumption by the Index 500 Fund of the liabilities, if any, of the Growth Fund. In addition, no gain or loss will be recognized by the Growth Fund on the distribution of such shares to the shareholders of the Growth Fund in liquidation of the Growth Fund;

4.  No gain or loss will be recognized by the Index 500 Fund upon the acquisition of the assets of the Growth Fund in exchange solely for shares of the Index 500 Fund and the assumption of the liabilities, if any, of the Growth Fund;

5.  The Index 500 Fund's tax basis for the assets acquired from the Growth Fund will be the same as the tax basis of these assets when held by the Growth Fund immediately before the transfer, and the holding period of such assets acquired by the Index 500 Fund will include the holding period of such assets when held by the Growth Fund;

6.  The Growth Fund's shareholders' tax basis for the shares of the Index 500 Fund to be received by them pursuant to the reorganization will be the same as their tax basis in the Growth Fund shares exchanged therefor; and

7.  The holding period of the Index 500 Fund shares to be received by the shareholders of the Growth Fund will include the holding period of their Growth Fund shares exchanged therefor, provided such Growth Fund shares were held as capital assets on the date of the exchange.

An opinion of counsel is not binding on the Internal Revenue Service or the courts. If the Transaction is consummated but fails to qualify as a "reorganization" within the meaning of Section 368 of the Code, the Transaction would be treated as a taxable sale of assets by the Growth Fund to the Index Fund followed by a taxable liquidation of the Growth Fund and the shareholders of the Growth Fund would recognize taxable gains or loss equal to the difference between their adjusted tax basis in the shares of the Growth Fund and the shares of the Index Fund received in exchange therefore. Shareholders of the Growth Fund should consult their tax advisers regarding the tax consequences to them of the Transaction in light of their individual circumstances. In addition, because the foregoing discussion relates only to the U.S. federal income tax consequences of the Transaction, shareholders also should consult their tax advisers as to state, local and foreign tax consequences to them, if any, of the Transaction. The Growth Fund had a capital loss carryforward as of October 31, 2004, which will have an annual limitation on the amount of utilization under Section 382 of the Internal Revenue Code.

Characteristics of the Index 500 Fund shares

Shares of the Index 500 Fund will be distributed to shareholders of the Growth Fund and will have the same legal characteristics as the shares of the Growth Fund with respect to such matters as voting rights, assessibility, conversion rights, and transferability.

Change in Conversion Rights as a Result of the Transaction

In general, the rights of Index 500 Fund shares to be issued as part of the Transaction will be identical in all respects to outstanding Growth Fund shares of the same class. However, if you hold Class M, Class X or New Class X shares of Growth Fund, the shares of Index 500 Fund which you receive as part of the Transaction will have different conversion rights than the shares you hold today. Please take these matters into consideration when casting your vote.

Class M Shares. If you hold Class M Shares of Growth Fund, your shares automatically convert into Class L shares of Growth Fund approximately 8 years after purchase. In contrast, the Class M Shares of Index 500 Fund which will be issued to you if the Transaction is consummated will automatically convert into Class A shares of Index 500 Fund approximately 8 years after you purchased your Class M Growth Fund shares.

Class X Shares. If you hold Class X shares of Growth Fund issued prior to August 17, 1998, your shares (which are formally designated as "Class X" shares) automatically convert into Class L shares of Growth Fund approximately eight years after purchase. However, the Class X shares of Index 500 Fund which you will receive if the Transaction is consummated will automatically convert into Class A shares of Index 500 Fund approximately 8 years after you purchased your Class X Growth Fund shares.

New Class X Shares. All shares of Class X of Growth Fund issued on or after August 17, 1998 are formally designated as "New Class X" shares, and automatically convert into Class L shares of Growth Fund approximately 10 years after purchase. However, the New Class X shares of Index 500 Fund which you will receive if the Transaction is consummated will convert into Class A shares of Index 500 Fund approximately 10 years after you purchased your New Class X Growth Fund shares.

Capitalizations of the Funds and Capitalization after the Transaction

The following table sets forth, as of October 31, 2004, the capitalization of shares of the Growth Fund, and the Index 500 Fund. The table also shows the projected capitalization of the Index 500 Fund shares as adjusted to give effect to the proposed Transaction. The capitalization of the Index 500 Fund is likely to be different when the Transaction is consummated.

Class A

	Growth Fund	Index 500 Fund	Adjustments*	Pro Forma Index 500 Fund Projected after Transaction
				(unaudited)
Net assets	$1,383,858	$7,558,063	-	$8,941,921
Total shares outstanding	164,238	849,848	(8,633)	1,005,453
Net asset value per share	$8.43	$8.89	-	$8.89

Class B

	Growth Fund	Index 500 Fund	Adjustments*	Pro Forma Index 500 Fund Projected after Transaction
				(unaudited)
Net assets	$181,501	$1,287,693	-	$1,469,194
Total shares outstanding	22,113	148,457	(1,188)	169,382
Net asset value per share	$8.21	$8.67	-	$8.67

Class C

	Growth Fund	Index 500 Fund	Adjustments*	Pro Forma Index 500 Fund Projected after Transaction
				(unaudited)
Net assets	$5,864,944	$29,631,416	-	$35,496,360
Total shares outstanding	714,765	3,421,022	(37,642)	4,098,145
Net asset value per share	$8.21	$8.66	-	$8.66

Class L

	Growth Fund	Index 500 Fund	Adjustments*	Pro Forma Index 500 Fund Projected after Transaction
				(unaudited)
Net assets	$7,588,527	$24,137,373	-	$31,725,900
Total shares outstanding	902,297	2,721,938	(46,549)	3,577,686
Net asset value per share	$8.41	$8.87	-	$8.87

Class M

	Growth Fund	Index 500 Fund	Adjustments*	Pro Forma Index 500 Fund Projected after Transaction
				(unaudited)
Net assets	$18,286,808	$79,069,019	-	$97,355,827
Total shares outstanding	2,227,411	9,130,286	(115,790)	11,241,907
Net asset value per share	$8.21	$8.66	-	$8.66

Class X

	Growth Fund	Index 500 Fund	Adjustments*	Pro Forma Index 500 Fund Projected after Transaction
				(unaudited)
Net assets	$2,530,818	$7,253,385	-	$9,784,203
Total shares outstanding	308,575	838,602	(15,974)	1,131,203
Net asset value per share	$8.20	$8.65	-	$8.65

*  Reflects the change in shares and par value of Growth with Income Fund upon conversion into Index 500 Fund.

VOTING INFORMATION

Required Vote

Shareholders of record of the Growth Fund on the Record Date will be entitled to vote at the Meeting. On the Record Date, there were shares of the Growth Fund issued and outstanding.

The presence in person or by proxy of the holders of a majority of the outstanding shares of the Growth Fund entitled to be voted at the Meeting is required to constitute a quorum of the Growth Fund at the Meeting. If a quorum is present, the affirmative vote of the holders of a majority of the total number of shares of capital stock of the Growth Fund outstanding and entitled to vote thereon is necessary to approve the Plan which, for purposes of this vote, under the Investment Company Act of 1940, means that approval of the Plan requires the vote of the lesser of (i) 67% or more of the voting shares of Growth Fund represented at a meeting at which more than 50% of the outstanding voting shares of Growth Fund are present in person or represented by proxy; or (ii) more than 50% of the outstanding voting shares of Growth Fund. Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share of the Growth Fund held at the close of business on the Record Date.

Under existing NYSE rules, it is not expected that brokers, banks and other nominees will be entitled to vote Growth Fund shares with respect to the Plan unless the beneficial owner gives specific instructions for such vote to the broker or other nominee. When a broker is unable to cast a vote on a matter without specific instructions, and no specific instructions are given, the result is referred to as a "broker non-vote." The Company will forward proxy materials to record owners for any beneficial owners that such record owners may represent.

Abstentions and broker non-votes will count towards determining the presence of a quorum at the Meeting. However, since approval of the Plan requires the affirmative vote of a majority of the total number of shares of Growth Fund outstanding on the Record Date, each broker non-vote and abstention would have the effect of a vote against the Plan. Since an adjournment of the meeting requires the affirmative vote of a majority of the shares present at the Meeting, each broker non-vote and abstention would have the effect of a vote against adjournment.

Shareholders having more than one account in the Growth Fund generally will receive a single proxy statement and a separate proxy card for each account, including separate proxy cards. It is important to mark, sign, date and return all proxy cards received.

In the event that sufficient votes to approve the Plan are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares represented at the Meeting in person or by proxy. The persons named as proxies will vote those proxies that they are entitled to vote FOR or AGAINST any such adjournment in their discretion.

How to Vote

You can vote your shares in any one of four ways:

•  By mail, with the enclosed proxy card.

•  In person at the Meeting.

•  By phone

•  Over the Internet

If you simply sign and date the proxy but give no voting instructions, your shares will be voted in favor of the Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting.

Solicitation of Voting Instructions

Voting instructions will be solicited principally by mailing this Proxy Statement and its enclosures, but instructions also may be solicited by telephone, facsimile, through electronic means such as email, or in person by officers or representatives of the Company. In addition, the Company has engaged Computershare Fund Services, a professional proxy solicitation firm, to assist in the solicitation of proxies. As the Meeting date approaches, you may receive a phone call from a representative of Computershare Fund Services if the Company has not yet received your vote. Computershare Fund Services may ask you for authority, by telephone, to permit Computershare Fund Services to execute your voting instructions on your behalf.

PRINCIPAL HOLDERS OF SHARES

The table below sets forth, as of the Record Date, each shareholder that owns of record more than 5% of any class of the Growth Fund.

Fund and Share Class	Beneficial Owner Name*	Address	Percent Ownership

*  As defined by the SEC, a security is beneficially owned by a person if that person has or shares voting power or investment power with respect to the security.

As of the Record Date, the officers and Directors of the Company, as a group, beneficially owned less than 1% of the outstanding voting shares of either of the Funds.

ADDITIONAL INFORMATION ABOUT THE COMPANY AND THE FUNDS

The Growth Fund and the Index 500 Fund are separate series of the Company, which is an open-end management investment company registered with the SEC under the Investment Company Act. Each Fund is, in effect, a separate mutual fund. Shareholders of the respective Funds have the same right with regards to notice of shareholder meetings and any other rights pertaining to shareholders, as provided in the Charter and By-Laws of the Company, except to the extent that matters affecting only one fund need only be voted on by that fund. Detailed information about the Company and each Fund is contained in the Prospectus for the Funds which is attached with and considered a part of this Proxy Statement. Additional information about the Company and each Fund is included in the Funds' Statement of Additional Information, dated March 1, 2005 which has been filed with the SEC and is incorporated into the SAI relating to this Proxy Statement.

A copy of the Company's Annual Report to Shareholders for the fiscal year ended October 31, 2004 is incorporated by reference into this Proxy Statement. You may request a free copy of the Company's Annual Report to Shareholders for the fiscal year ended October 31, 2004 by calling 1-800-225-1852 or by writing to the Company at One Corporate Drive, P.O. Box 883, Shelton, CT 06484.

The Company, on behalf of the Funds, files proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act. These materials can be inspected and copied at: the SEC's Public Reference Room at 450 Fifth Street NW, Washington, DC 20549. Also, copies of such material can be obtained from the SEC's Public Reference Section, Washington, DC 20549-6009, upon payment of prescribed fees, or from the SEC's Internet address at http://www.sec.gov.

MISCELLANEOUS

Legal Matters

The validity of shares of Index 500 Fund to be issued pursuant to the Plan will be passed upon by DLA Piper Rudnick Gray Cary US LLP, Maryland counsel to the Company.

Independent Registered Public Accounting Firm

The audited financial statements of Growth Fund and Index 500 Fund, incorporated by reference into the Statement of Additional Information, have been audited by KPMG LLP, independent registered public accounting firm, whose reports thereon are included in the Annual Reports to Shareholders for the fiscal year ending October 31, 2004. These financial statements have been so incorporated by reference in reliance on the reports of KPMG LLP.

Notice to Banks, Broker-Dealers and Voting Trustees and Their Nominees

Please advise Growth Fund, care of Prudential Investment Management Services LLC, Gateway Center Three, 100 Mulberry Street, 14th Floor, Newark, New Jersey 07102, whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this Proxy Statement you wish to receive in order to supply copies to the beneficial owners of the shares.

SHAREHOLDER PROPOSALS

The Company is not required to hold and will not ordinarily hold annual shareholders' meetings in any year in which the election of directors is not required to be acted upon under the 1940 Act. The Board of Directors may call special meetings of the shareholders for action by shareholder vote as required by the Investment Company Act or the Company's governing documents.

Pursuant to rules adopted by the SEC, a shareholder may include in proxy statements relating to annual and other meetings of the shareholders of the Company certain proposals for shareholder action which he or she intends to introduce at such special meetings; provided, among other things, that such proposal is received by the Company a reasonable time before a solicitation of proxies is made for such meeting. Timely submission of a proposal does not necessarily mean that the proposal will be included.

The Board of Directors intends to bring before the Meeting the matter set forth in the foregoing Notice. The Directors do not expect any other business to be brought before the Meeting. If, however, any other matters are properly presented to the Meeting for action, it is intended that the persons named in the enclosed proxy will vote in accordance with their judgment. A shareholder executing and returning a proxy may revoke it at any time prior to its exercise by written notice of such revocation to the Secretary of the Company, by execution of a subsequent proxy, or by voting in person at the Meeting.

EXHIBITS TO PROSPECTUS/PROXY STATEMENT

Exhibit

A  Form of Plan of Reorganization by Strategic Partners Mutual Funds, Inc. on behalf of the Strategic Partners Growth with Income Fund and the Strategic Partners Managed Index 500 Fund (attached)

B  Prospectus for the Strategic Partners Growth with Income Fund and the Strategic Partners Managed Index 500 Fund of Strategic Partners Mutual Funds, Inc. dated March 1, 2005 (enclosed)

C  Strategic Partners Mutual Funds, Inc. (formerly American Skandia Advisor Funds, Inc.) Annual Report to Shareholders for fiscal year ended October 31, 2004 (enclosed)

EXHIBIT A

FORM OF PLAN OF REORGANIZATION

THIS PLAN OF REORGANIZATION (the "Plan") is made as of this 16th day of May, 2005 by Strategic Partners Mutual Funds, Inc. (the "Company"), a corporation organized under the laws of the State of Maryland with its principal place of business at One Corporate Drive, Shelton, Connecticut 06484, on behalf of the Strategic Partners Managed Index 500 Fund (the "Acquiring Fund") and the Strategic Partners Growth with Income Fund (the "Acquired Fund"), both series of the Company. Together, the Acquiring Fund and Acquired Fund are referred to as the "Funds."

The Plan has been structured with the intention that it qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code").

The reorganization (hereinafter referred to as the "Reorganization") will consist of (i) the acquisition by the Acquiring Fund, of substantially all of the property, assets and goodwill of the Acquired Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, if any, in exchange solely for full and fractional shares of Common Stock, par value $0.001 each, of the Acquiring Fund ("Acquiring Fund Shares"); (ii) the distribution of Acquiring Fund Shares to the shareholders of the Acquired Fund according to their respective interests in complete liquidation of the Acquired Fund; and (iii) the dissolution of the Acquired Fund as soon as practicable after the closing (as defined in Section 3, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

In order to consummate the Plan, the following actions shall be taken by the Company on behalf of the Acquiring Fund and the Acquired Fund:

1.  Sale and Transfer of Assets of the Acquired Fund in exchange for Shares of the Acquiring Fund and Assumption of Liabilities, if any, and, Liquidation and Dissolution of Acquired Fund.

(a)  Subject to the terms and conditions of this Plan, the Company on behalf of the Acquired Fund shall convey, transfer and deliver to the Acquiring Fund at the Closing all of the Acquired Fund's then existing assets, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary to (i) pay the costs and expenses in carrying out this Plan (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder); (ii) discharge its unpaid liabilities on its books at the closing date (as defined in section 3, hereinafter the "Closing Date"), including, but not limited to, its income dividends and capital gains distributions, if any, payable for the period prior to, and through, the Closing Date; and (iii) pay such contingent liabilities as the Board of Directors shall reasonably deem to exist against the Acquired Fund, if any, at the Closing Date, for which contingent and other appropriate liabilities reserves shall be established on the Acquired Fund's books (hereinafter "Net Assets"). The Acquired Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date.

(b)  Subject to the terms and conditions of this Plan, the Company on behalf of the Acquiring Fund shall at the Closing deliver to the Acquired Fund the number of shares of each class of the Acquiring Fund determined by dividing the net asset value allocable to a share of each class of the Acquired Fund by the net assets value allocable to a share of the corresponding class of the Acquiring Fund, and multiplying the result thereof by the number of outstanding shares of the applicable class of the Acquired Fund, as of the close of regular trading on the New York Stock Exchange (the "NYSE") on the closing date. All such values shall be determined in the manner and as of the time set forth in Section 2 hereof. The Acquiring Fund shall assume all of the Acquired Fund's liabilities, if any, as set forth in this Section 1(b). Except as otherwise provided herein, the Acquiring Fund will assume from the Acquired Fund all debts, liabilities, obligations and duties of the Acquired Fund of whatever kind or nature, whether absolute, accrued, contingent or otherwise, whether or not determinable as of the Closing Date and whether or not specifically referred to in this Plan; provided, however, that the Company agrees to utilize its best efforts to cause the Acquired Fund to discharge all of the known debts, liabilities, obligations and duties of the Acquired Fund prior to the Closing Date.

(c)  As soon after the Closing Date as is conveniently practicable, but in any event within 30 days of the Closing Date, the Acquired Fund shall distribute pro rata to its shareholders of record as of the close of business on the Closing Date, the Acquiring Fund Shares received by the Acquired Fund pursuant to this Section 1, with each Acquiring Fund shareholder receiving shares of the same class or classes of the Acquiring Fund as such shareholder holds of the Acquiring Fund, and then shall terminate and dissolve in accordance with applicable law. Such liquidation and distribution shall be accomplished by the establishment of accounts on the share records of the Company relating to the Acquiring Fund and noting in such accounts, the names of the former Acquired Fund's Shareholders, the type and amounts of Acquiring Fund Shares that former Acquired Fund shareholders are due based on their respective holdings of the Acquired Fund as of the close of business on the Closing Date. Fractional Acquiring Fund Shares shall be carried to the third decimal place. The Acquiring Fund shall not issue certificates representing the Acquiring Fund shares in connection with such exchange.

(d)  Ownership of Acquiring Fund Shares will be shown on the books of Acquiring Fund's transfer agent. Acquiring Fund Shares will be issued in the manner described in Acquiring Fund's then-current prospectus and statement of additional information.

(e)  Any transfer taxes payable upon issuance of Acquiring Fund Shares in exchange for shares of the Acquired Fund in a name other than that of the registered holder of the shares being exchanged on the books of the Acquired Fund as of that time shall be paid by the person to whom such shares are to be issued as a condition to the registration of such transfer.

2.  Valuation.

(a)  The value of the Acquired Fund's Net Assets and liabilities to be transferred to the Acquiring Fund hereunder shall be the net asset value computed as of the close of regular trading on the NYSE on the Closing Date (the "Valuation Time") using the valuation procedures set forth in Company's charter and currently effective prospectus and statement of additional information.

(b)  The net asset value of a share of the Acquiring Fund shall be determined to the third decimal point as of the Valuation Time using the valuation procedures set forth in the Company's charter and currently effective prospectus and statement of additional information.

(c)  The net asset value of a share of the Acquired Fund shall be determined to the third decimal point as of the Valuation Time using the valuation procedures set forth in the Company's charter and currently effective prospectus and statement of additional information.

3.  Closing and Closing Date.

The consummation of the transactions contemplated hereby shall take place at the Closing (the "Closing"). The date of the Closing (the "Closing Date") shall be on or about August 15, or such earlier or later date as determined by the Company's officers. The Closing shall take place at the principal office of the Company or such other place as the parties may agree at 5:00 P.M. Eastern time on the Closing Date. The Company on behalf of the Acquired Fund shall have provided for delivery as of the Closing (or as soon thereafter as reasonably practicable) of the Acquired Fund's Net Assets to be transferred to the account of the Acquiring Fund at the Acquiring Fund's Custodian, the JP Morgan Chase Bank, 4 MetroTech Center, Brooklyn, NY 11245. Also, the Company on behalf of the Acquired Fund shall produce at the Closing a list of names and addresses of the shareholders of record of the Acquired Fund Shares and the number of full and fractional shares owned by each such shareholder, all as of the Valuation Time, certified by its transfer agent or by its President or Vice-President to the best of its or his or her knowledge and belief. The Company on behalf of the Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited to the Acquired Fund's account on the Closing Date to the Secretary of the Company, or shall provide evidence satisfactory to the Acquired Fund that the Acquiring Fund Shares have been registered in an account on the books of the Acquiring Fund in such manner as the Company on behalf of Acquired Fund may request.

(b)  In the event that immediately prior to the Valuation Time (a) the NYSE or other primary exchange is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on the NYSE or other primary exchange or elsewhere is disrupted so that accurate appraisal of the value of the Net Assets of the Acquired Fund and of the net asset value per share of the Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the date when such trading shall have been fully resumed and such reporting shall have been restored.

4.  Representations and Warranties by the Company on behalf of the Acquired Fund.

The Company makes the following representations and warranties about the Acquired Fund:

(a)  The Acquired Fund is a series of the Company, a corporation organized under the laws of the State of Maryland and validly existing under the laws of that jurisdiction and in good standing with the Maryland State Department of Assessments and Taxation (the "SDAT"). The Company is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company and all of the Acquired Fund Shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act").

(b)  The financial statements appearing in the Company's Annual Report to Shareholders for the fiscal year ended October 31, 2004, audited by KPMG LLP, independent registered public accounting firm, fairly present the financial position of the Acquired Fund as of such date and the results of its operations for the year then ended in conformity with generally accepted accounting principles applied on a consistent basis.

(c)  The Company has the necessary power and authority to conduct the Acquired Fund's business as such business is now being conducted.

(d)  The Company on behalf of the Acquired Fund is not a party to or obligated under any provision of the Company's Charter or By-laws, or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

(e)  The Acquired Fund does not have any unamortized or unpaid organizational fees or expenses.

(f)  The Acquired Fund has elected to be treated as a regulated investment company (a "RIC") for federal income tax purposes under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and the Acquired Fund has qualified as a RIC for each taxable year since its inception, and will so qualify as of the Closing Date. The consummation of the transactions contemplated by this Plan will not cause the Acquired Fund to fail to satisfy the requirements of Subchapter M of the Code.

(g)  The Acquired Fund, or its agents, (i) holds a valid Form W-8BEN, Certificate of Foreign Status of Beneficial Owner for United States Withholding (or other appropriate series of Form W-8, as the case may be), or Form W-9, Request for Taxpayer Identification Number and Certification, for each Acquired Fund shareholder of record, which Form W-8 or Form W-9 can be associated with reportable payments made by the Acquired Fund to such shareholder, and/or (ii) has otherwise timely instituted the appropriate backup withholding procedures with respect to such shareholder as provided by Section 3406 of the Code and the regulations thereunder.

5.  Representations and Warranties by the Company on behalf of the Acquiring Fund.

The Company makes the following representations and warranties about the Acquiring Fund:

(a)  The Acquiring Fund is a series of the Company, a corporation organized under the laws of the State of Maryland and validly existing under the laws of that jurisdiction and in good standing with the SDAT. The Company is duly registered under the 1940 Act as an open-end, management investment company and all of the Acquiring Fund Shares sold have been sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act").

(b)  The Company on behalf of the Acquiring Fund is authorized to issue 150,000,000 Acquiring Fund shares, par value $0.001 each, each outstanding share of which is fully paid, non-assessable, fully transferable and has the voting rights set forth in the charter.

(c)  At the Closing, Acquiring Fund Shares will be eligible for offering to the public in those states of the United States and jurisdictions in which the shares of the Acquired Fund are presently eligible for offering to the public, and there are a sufficient number of Acquiring Fund Shares registered under the 1933 Act to permit the transfers contemplated by this Plan to be consummated.

(d)  The financial statements appearing in the Company's Annual Report to Shareholders for the fiscal year ended October 31, 2004, audited by KPMG LLP, independent registered public accounting firm, fairly present the financial position of the Acquired Fund as of such date and the results of its operations for the year then ended in conformity with generally accepted accounting principles applied on a consistent basis.

(e)  The Company has the necessary power and authority to conduct the Acquiring Fund's business as such business is now being conducted.

(f)  The Company on behalf of the Acquiring Fund is not a party to or obligated under any provision of the Company's Charter or By-laws, or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

(g)  The Acquiring Fund has elected to be treated as a RIC for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and the Acquiring Fund has qualified as a RIC for each taxable year since its inception, and will so qualify as of the Closing Date. The consummation of the transactions contemplated by this Plan will not cause the Acquiring Fund to fail to satisfy the requirements of Subchapter M of the Code.

6.  Representations and Warranties by the Company on behalf of the Funds.

The Company makes the following representations and warranties about the Funds:

(a)  The statement of assets and liabilities to be created by the Company for each of the Funds as of the Valuation Time for the purpose of determining the number of Acquiring Fund Shares to be issued pursuant to Section 1 of this Plan will accurately reflect the Net Assets in the case of the Acquired Fund and the net assets in the case of the Acquiring Fund, and outstanding shares, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(b)  At the Closing, the Funds will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in "(a)" above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(c)  Except as may be disclosed in the Company's current effective prospectus, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against either of the Funds.

(d)  There are no known actual or proposed deficiency assessments with respect to any taxes payable by either of the Funds.

(e)  The execution, delivery, and performance of this Plan have been duly authorized by all necessary action of the Company's Board of Directors, and this Plan constitutes a valid and binding obligation enforceable in accordance with its terms.

(f)  The Company anticipates that consummation of this Plan will not cause either of the Funds to fail to comply with the requirements of Subchapter M of the Code for Federal income taxation as a RIC at the end of each fiscal year.

(g)  The Company has the necessary power and authority to conduct the business of the Funds, as such business is now being conducted.

7.  Intentions of the Company on behalf of the Funds.

(a)  The Company intends to operate each Fund's respective business as presently conducted between the date hereof and the Closing.

(b)  The Company intends that the Acquired Fund will not acquire the Acquiring Fund Shares for the purpose of making distributions thereof to anyone other than the Acquired Fund's shareholders.

(c)  The Company on behalf of the Acquired Fund intends, if this Plan is consummated, to liquidate and dissolve the Acquired Fund.

(d)  The Company intends that, by the Closing, all of the Acquired Fund's Federal and other tax returns and reports required by law to be filed on or before such date shall have been filed, and all Federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

(e)  At the Closing, the Company on behalf of the Acquired Fund intends to have available a copy of the shareholder ledger accounts, certified by the Company's transfer agent or its President or a Vice-President to the best of its or his or her knowledge and belief, for all the shareholders of record of Acquired Fund Shares as of the Valuation Time who are to become shareholders of the Acquiring Fund as a result of the transfer of assets that is the subject of this Plan.

(f)  The Company intends to mail to each shareholder of record of the Acquired Fund entitled to vote at the meeting of its shareholders at which action on this Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a Combined Proxy Statement and Prospectus that complies in all material respects with the applicable provisions of Section 14(a) of the Securities Exchange Act of 1934, as amended, and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

(g)  The Company intends to file with the U.S. Securities and Exchange Commission a registration statement on Form N-14 under the 1933 Act relating to the Acquiring Fund Shares issuable hereunder ("Registration Statements"), and will use its best efforts to provide that the Registration Statement becomes effective as promptly as practicable. At the time the Registration Statement becomes effective, it will: (i) comply in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of the shareholders' meeting of the Acquired Fund, and at the Closing Date, the prospectus and statement of additional information included in the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

8.  Conditions Precedent to be Fulfilled by Company on behalf of the Funds.

The consummation of the Plan with respect to the Acquiring Fund and the Acquired Fund shall be subject to the following conditions:

(a)  That: (i) all the representations and warranties contained herein concerning the Funds shall be true and correct as of the Closing with the same effect as though made as of and at such date; (ii) performance of all obligations required by this Plan to be performed by the Company on behalf of the Funds shall occur prior to the Closing; and (iii) the Company shall execute a certificate signed by the President or a Vice President and by the Secretary or equivalent officer to the foregoing effect.

(b)  That the form of this Plan shall have been adopted and approved by the appropriate action of the Board of Directors of the Company on behalf of the Funds.

(c)  That the U.S. Securities and Exchange Commission shall not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act. And, further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of a Fund or would prohibit the transactions contemplated hereby.

(d)  That the Plan contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of the Acquired Fund at an annual or special meeting or any adjournment thereof.

(e)  That a distribution or distributions shall have been declared for each Fund, prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to shareholders of each Fund (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to the Valuation Time and (ii) any undistributed ordinary income and capital gain net income from any prior period. Capital gain net income has the meaning assigned to such term by Section 1222(9) of the Code.

(f)  That there shall be delivered to the Company on behalf of the Funds an opinion in form and substance satisfactory to it from (i) DLA Piper Rudnick Gray Cary US LLP, Maryland counsel to the Company, with respect to the items in this section that relate to matters of Maryland law and (ii) Shearman & Sterling LLP, counsel to the Company, with respect to the other items in this section, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors' rights:

(1)  Acquiring Fund Shares to be issued pursuant to the terms of this Plan have been duly authorized and, when issued and delivered in exchange for the consideration provided in this Plan and pursuant to the terms of the resolutions authorizing their issuance, will be validly issued and fully paid and will be non-assessable;

(2)  All corporate actions required to be taken by the Company and/or Funds to authorize and effect the Plan contemplated hereby have been duly authorized by all necessary corporate action on the part of the Company and the Funds;

(3)  Neither the execution, delivery nor performance of this Plan by the Company violates any provision of the Company's Charter or Amended and Restated By-laws, or the provisions of any agreement or other instrument known to such counsel to which the Company is a party or by which the Funds are otherwise bound; and

(4)  The Company's registration statement, of which the prospectus dated March 1, 2004 relating to each Fund (the "Prospectus") is a part, is, at the time of the signing of this Plan, effective under the 1933 Act, and, to the best knowledge of such counsel, no stop order suspending the effectiveness of such registration statement has been issued, and no proceedings for such purpose have been instituted or are pending before or threatened by the U.S. Securities and Exchange Commission under the 1933 Act, and nothing has come to counsel's attention that causes it to believe that, at the time the Prospectus became effective, or at the time of the signing of this Plan, or at the Closing, such Prospectus (except for the financial statements and other financial and statistical data included therein, as to which counsel need not express an opinion), contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and such counsel knows of no legal or government proceedings required to be described in the Prospectus, or of any contract or document of a character required to be described in the Prospectus that is not described as required.

In giving the opinions set forth above, counsel may state that it is relying on certificates of the officers of the Company with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of the Company.

(g)  The Company shall have received with respect to the Acquired Fund on or before the Closing Date, an opinion of Shearman & Sterling LLP, in form and substance satisfactory to the Company, substantially to the effect that, for federal income tax purposes,

(1)  the transfer of the assets of the Acquired Fund in exchange solely for the Acquiring Fund Shares and the assumption by Acquiring Fund of the liabilities of the Acquired Fund, if any, as provided for in the Plan, will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund each will be deemed to be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

(2)  in accordance with Section 361(a) of the Code, no gain or loss will be recognized by the Acquired Fund under Section 361(c)(1) of the Code as a result of the transfer of its assets solely in exchange for Acquiring Fund, if any, Shares and the assumption by the Acquiring Fund of the liabilities of the

Acquired Fund or on the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund, as provided for in the Plan;

(3)  under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund on the receipt of the assets of the Acquired Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, if any, as provided for in the Plan;

(4)  in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized by the shareholders of the Acquired Fund on the receipt of Acquiring Fund Shares in exchange for their shares of the Acquired Fund;

(5)  in accordance with Section 362(b) of the Code, the tax basis of the Acquiring Fund in the assets of the Acquired Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the consummation of the transactions contemplated by the Plan;

(6)  in accordance with Section 358 of the Code, immediately after the consummation of the transactions contemplated by the Plan, the tax basis of the Acquiring Fund Shares received by the shareholders of the Acquired Fund will be equal, in the aggregate, to the tax basis of their shares of the Acquired Fund surrendered in exchange therefor;

(7)  in accordance with Section 1223 of the Code, the holding period for the Acquiring Fund Shares received by the shareholders of the Acquired Fund will be determined by including the period for which such shareholder held their shares of the Acquired Fund exchanged therefor; provided, that the shares of the Acquired Fund Shares were held as capital assets for federal income tax purposes;

(8)  in accordance with Section 1223 of the Code, the holding period of the Acquiring Fund with respect to the assets of the Acquired Fund acquired by it in accordance with the Plan will include the period for which such assets were held by the Acquired Fund; and

(9)  pursuant to Section 381(a) of the Code and regulations thereunder, the Acquiring Fund will succeed to and take into account certain tax attributes of the Acquired Fund, such as earnings and profits and method of tax accounting.

In giving the opinions set forth above, counsel may state that it is relying on certificates of the officers of the Company with regard to certain matters.

(h)  That the Company's Registration Statement with respect to the Acquiring Fund shares to be delivered to the Acquired Fund's shareholders in accordance with this Plan shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(i)  That the Acquiring Fund Shares to be delivered hereunder shall be eligible for sale by the Acquiring Fund with each state commission or agency with which such eligibility is required in order to permit the Acquiring Fund Shares lawfully to be delivered to each shareholder of the Acquired Fund.

(j)  That, at the Closing, there shall be transferred to the Acquiring Fund aggregate Net Assets of the Acquired Fund comprising at least 90% in fair market value of the total net assets and 70% of the fair market value of the total gross assets recorded on the books of Acquired Fund on the Closing Date.

9.  Expenses.

(a)  The Company represents and warrants that there are no broker or finders' fees payable by it in connection with the transactions provided for herein.

(b)  The expenses of entering into and carrying out the provisions of this Plan shall be borne by Prudential Investments LLC, or its affiliates.

10.  Termination; Postponement; Waiver; Order.

(a)  Anything contained in this Plan to the contrary notwithstanding, this Plan may be terminated and abandoned at any time (whether before or after approval thereof by the shareholders of the Acquired Fund) prior to the Closing or the Closing may be postponed by the Company on behalf of a Fund by resolution of the Board of Directors, if circumstances develop that, in the opinion of the Board, make proceeding with the Plan inadvisable.

(b)  If the transactions contemplated by this Plan have not been consummated by May 16, 2006, the Plan shall automatically terminate on that date, unless a later date is agreed to by the Company on behalf of the relevant Funds.

(c)  In the event of termination of this Plan pursuant to the provisions hereof, the same shall become void and have no further effect with respect to the Acquiring Fund or Acquired Fund, and neither the Company, the Acquiring Fund nor the Acquired Fund, nor the directors, officers, agents or shareholders shall have any liability in respect of this Plan.

(d)  At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the party who is entitled to the benefit thereof by action taken by the Company's Board of Directors if, in the judgment of such Board of Directors, such action or waiver will not have a material adverse affect on the benefits intended under this Plan to its shareholders, on behalf of whom such action is taken.

(e)  The respective representations and warranties contained in Sections 4 to 6 hereof shall expire with and be terminated by the Plan of Reorganization, and neither the Company nor any of its officers, directors, agents or shareholders nor the Funds nor any of their shareholders shall have any liability with respect to such representations or warranties after the Closing. This provision shall not protect any officer, director, agent or shareholder of any of the Funds or the Company against any liability to the entity for which that officer, director, agent or shareholder so acts or to any of the Company's shareholders to which that officer, director, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

(f)  If any order or orders of the U.S. Securities and Exchange Commission with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Directors of the Company on behalf of the Funds to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of the Acquired Fund, unless such terms and conditions shall result in a change in the method of computing the number of Acquiring Fund Shares to be issued to the Acquired Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the shareholders of the Acquired Fund prior to the meeting at which the transactions contemplated by this Plan shall have been approved, this Plan shall not be consummated and shall terminate unless the Company on behalf of the Acquired Fund shall promptly call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.

11.  Entire Plan and Amendments.

This Plan embodies the entire plan of the Company on behalf of the Funds and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for. This Plan may be amended only by the Company on behalf of a Fund in writing. Neither this Plan nor any interest herein may be assigned without the prior written consent of the Company on behalf of the Fund corresponding to the Fund making the assignment.

12.  Notices.

Any notice, report, or demand required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to the Company at One Corporate Drive, P.O. Box 883, Shelton, CT 06484, Attention: Secretary.

13.  Governing Law.

This Plan shall be governed by and carried out in accordance with the laws of the State of Maryland.

IN WITNESS WHEREOF, Strategic Partners Mutual Funds, Inc., on behalf Strategic Partners Growth with Income Fund and the Strategic Partners Managed Index 500 Fund, has executed this Plan by its duly authorized officer, all as of the date and year first-above written.

  STRATEGIC PARTNERS MUTUAL FUNDS, INC.
on behalf of Strategic Partners Growth with Income Fund and the Strategic Partners Managed Index 500 Fund

Attest:		By:
(Deborah A. Docs, Secretary)		Robert F. Gunia
	Title:	Vice President

EXHIBIT B

PROSPECTUS DATED MARCH 1, 2005

The Prospectus for the Strategic Partners Growth with Income Fund and the Strategic Partners Managed Index 500 Fund, each a series of Strategic Partners Mutual Funds, Inc. (formerly known as American Skandia Advisor Funds, Inc.) dated March 1, 2005, is incorporated by reference into this Prospectus/Proxy Statement and will be included in the proxy solicitation mailing to shareholders

B-1

EXHIBIT C

ANNUAL REPORT DATED OCTOBER 31, 2004

Strategic Partners Mutual Funds, Inc.'s (formerly, American Skandia Advisor Funds, Inc.) Annual Report to Shareholders for the fiscal year ended on October 31, 2004, is incorporated by reference into this Prospectus/Proxy Statement and will be included in the proxy solicitation mailing to shareholders.

C-1

PROSPECTUS/PROXY STATEMENT
TABLE OF CONTENTS

Cover Page

2	Summary

2	The Proposal

2	Shareholder voting

2	Comparisons of Some Important Features of the Funds

2	The investment objective and strategies of the Funds

3	Other Non-Fundamental Investment Policies of the Funds

4	Fundamental Investment Restrictions of the Funds

4	Risks of Investing in the Funds

5	Federal Income Tax Considerations

5	Management of the Company and the Funds

11	Distribution Plan

11	Valuation

13	Purchases, Redemptions, Exchanges and Distributions

14	Fees and expenses

17	Expense examples

20	Performance

22	Reasons for the Transaction

23	Information About the Transaction

23	Closing of the Transaction

23	Expenses of the Transaction

23	Tax Consequences of the Transaction

24	Characteristics of the Strategic Partners Managed Index 500 Fund shares

25	Capitalization of the Funds and Capitalization after the Transaction

26	Voting Information

26	Required vote

27	How to vote

27	Solicitation of voting instructions

27	Principal Holders of Shares

27	Additional Information about the Company and the Funds

28	Miscellaneous

28	Legal Matters

28	Independent Registered Public Accounting Firm

28	Notice to Banks, Broker-Dealers and Voting Trustees and Their Nominees

28	Shareholder Proposals

29	Exhibits to Prospectus/Proxy Statement

A-1	Exhibit A – Plan of Reorganization (attached)

B-1	Exhibit B – Prospectus for the Strategic Partners Growth with Income Fund and the Strategic Partners Managed Index 500 Fund dated March 1, 2005 (enclosed)

C-1	Exhibit C – Strategic Partners Mutual Funds, Inc. (formerly, American Skandia Advisor Funds, Inc.) Annual Report to Shareholders for fiscal year ended October 31, 2004 (enclosed)

STATEMENT OF ADDITIONAL INFORMATION

FOR

STRATEGIC PARTNERS MUTUAL FUNDS, INC.

Dated April 26, 2005

Acquisition of the Assets of
the Strategic Partners Growth with Income Fund,
a series of Strategic Partners Mutual Funds, Inc.

By and in exchange for shares of the
the Strategic Partners Managed Index 500 Fund,
also a series of Strategic Partners Mutual Funds, Inc.

This Statement of Additional Information (SAI) relates specifically to the proposed delivery of substantially all of the assets (the Transaction) of the Strategic Partners Growth with Income Fund (Growth with Income Fund) for shares of the Strategic Partners Managed Index 500 Fund (Index 500 Fund).  Index 500 Fund and Growth with Income Fund are each a series of Strategic Partners Mutual Funds, Inc. (SPMF).  This SAI is incorporated by reference into the Proxy Statement (defined below).

This SAI consists of this Cover Page, SPMF’s Statement of Additional Information dated March 1, 2005 (which is incorporated herein by reference) and the pro forma financial statements for Growth with Income Fund and Index 500 Fund after giving effect to the proposed Transaction.

This SAI is not a Prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement dated April 25, 2005 (the Proxy Statement), relating to the above-referenced transaction.  You can request a copy of the Proxy Statement by calling 1-800-752-6342 or by writing to Strategic Partners Mutual Funds, Inc. at One Corporate Drive, P.O. Box 883, Shelton, CT 06484.

The Securities and Exchange Commission (SEC) maintains a web site (http://www.sec.gov) that contains the prospectus and statement of additional information of each of the Funds and SPMF, other materials incorporated by reference herein, and other information regarding the Funds and SPMF.

TABLE OF CONTENTS

S-2	Attachment to SAI

F-1	Pro Forma Financial Statements (unaudited)

F-2	Pro Forma Combined Portfolio of Investments (unaudited)

F-7	Pro Forma Combined Schedule of Assets and Liabilities (unaudited)

F-9	Pro Forma Combined Statement of Operations (unaudited)

F-10	Notes to Financial Statements (unaudited)

ATTACHMENT TO SAI

The SPMF’s Statement of Additional Information (SAI) dated March 1, 2005, is incorporated herein by reference to the electronic filings with the SEC of SPMF’s SAI dated March 1, 2005 on Form N-1A under Rule 485(b) part of this SAI and will be provided to all shareholders requesting this SAI.

S-2

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED) — STRATEGIC PARTNERS GROWTH WITH INCOME FUND AND STRATEGIC PARTNERS MANAGED INDEX 500 FUND

The following tables set forth the unaudited pro forma condensed Statement of Assets and Liabilities and Portfolio of Investments as of October 31, 2004 and the unaudited pro forma condensed Statement of Operations for the period ended October 31, 2004 for Strategic Partners Growth with Income Fund and Strategic Partners Managed Index 500 Fund, as adjusted, giving effect to the Transaction.

Pro-Forma Financial Statements

Statement of Assets and Liabilities

October 31, 2004

(UNAUDITED)

Pro Forma Portfolio of Investments

October 31, 2004 (unaudited)

	Strategic Partners	Strategic Partners		Strategic Partners	Strategic Partners
	Growth with	Managed Index	Pro Forma	Growth with	Managed Index	Pro Forma
	Income Fund	500 Fund	Combined	Income Fund	500 Fund	Combined
	Shares	Shares	Shares	Value	Value	Value
LONG-TERM INVESTMENTS – 98.6%, 99.4%, 99.2%
COMMON STOCK
Aerospace – 4.9%, 1.1%, 1.8%
Goodrich Corp.		7,500	7,500		$231,225	$231,225
Lockheed Martin Corp.	12,780		12,780	$704,050		704,050
Northrop Grumman Corp.		600	600		31,050	31,050
United Technologies Corp.	11,470	14,100	25,570	1,064,646	1,308,762	2,373,408
				1,768,696	1,571,037	3,339,733
Automobile Manufacturers – 0.0%, 0.7%, 0.6%
General Motors Corp.(a)		26,300	26,300		1,013,865	1,013,865
Automotive Parts – 0.0%, 0.3%, 0.3%
BorgWarner, Inc.		2,000	2,000		92,760	92,760
Delphi Corp. (a)		50,000	50,000		420,500	420,500
					513,260	513,260
Beverages – 2.3%, 1.6%, 1.8%
Anheuser-Busch Cos., Inc.	5,480		5,480	273,726		273,726
Coca-Cola Co.		15,700	15,700		638,362	638,362
PepsiCo, Inc.	10,954	36,500	47,454	543,099	1,809,670	2,352,769
				816,825	2,448,032	3,264,857
Broadcasting – 1.2%, 0.3%, 0.5%
Fox Entertainment Group, Inc. (Class “A” Stock)*	14,170		14,170	420,282		420,282
Univision Communications, Inc. (Class “A” Stock)*		8,400	8,400		260,064	260,064
Westwood One, Inc.*		8,700	8,700		200,796	200,796
				420,282	460,860	881,142

Building Materials – 0.9%, 1.0%, 1.0%
American Standard Cos., Inc.*		15,000	15,000		548,550	548,550
Masco Corp.(a)	9,600	15,300	24,900	328,896	524,178	853,074
Sherwin-Williams Co. (The)		8,800	8,800		375,936	375,936
				328,896	1,448,664	1,777,560
Business Services – 1.2%, 0.2%, 0.4%
Accenture Ltd. (Class “A” Stock)*	14,200		14,200	343,782		343,782
ARAMARK Corp. (Class “B” Stock)	120		120	2,706		2,706
Fiserv, Inc.*	2,740	8,300	11,040	97,380	294,982	392,362
				443,868	294,982	738,850
Cable Television – 1.0%, 0.4%, 0.5%
Comcast Corp. (Class “A” Stock)*	12,197	22,200	34,397	359,812	654,900	1,014,712

Chemicals – 4.1%, 1.6%, 2.1%
Dow Chemical Co.	11,670	6,200	17,870	524,450	278,628	803,078
DuPont, (E.I.) de Nemours & Co.	8,120	17,400	25,520	348,104	745,938	1,094,042
Eastman Chemical Co.(a)		7,000	7,000		332,290	332,290
Lubrizol Corp.		11,450	11,450		397,659	397,659
PPG Industries, Inc.	3,440	6,300	9,740	219,300	401,625	620,925
Praxair, Inc.	8,650		8,650	365,030		365,030
Rohm & Haas Co.		4,000	4,000		169,560	169,560
				1,456,884	2,325,700	3,782,584
Clothing & Apparel – 0.0%, 0.5%, 0.4%
VF Corp.		13,112	13,112		705,819	705,819

Computer Hardware – 3.9%, 3.5%, 3.6%
Apple Computer, Inc.*	7,570		7,570	397,652		397,652
Dell, Inc.*	16,030	55,400	71,430	562,011	1,942,324	2,504,335
Hewlett-Packard Co.		69,525	69,525		1,297,337	1,297,337
Ingram Micro, Inc. (Class “A” Stock)*		11,200	11,200		193,200	193,200
International Business Machines Corp.		20,500	20,500		1,839,875	1,839,875
Lexmark International, Inc.*	5,150		5,150	428,017		428,017
				1,387,680	5,272,736	6,660,416
Computer Services & Software – 6.5%, 7.3%, 7.2%
Cisco Systems, Inc.*(a)	40,480	85,200	125,680	777,621	1,636,692	2,414,313
Electronic Arts, Inc.*	3,600	16,400	20,000	161,712	736,688	898,400
EMC Corp.*	22,500	39,900	62,400	289,575	513,513	803,088
Mercury Interactive Corp.*(a)	2,400	4,600	7,000	104,232	199,778	304,010
Microsoft Corp.		191,800	191,800		5,368,481	5,368,481
Oracle Corp.*	49,500	80,700	130,200	626,670	1,021,662	1,648,332
Red Hat, Inc.	6,200		6,200	79,608		79,608
Symantec Corp.*(a)		17,600	17,600		1,002,144	1,002,144
Tech Data Corp.*		11,200	11,200		452,368	452,368
Veritas Software Corp.*	13,630	0	13,630	298,224		298,224
				2,337,642	10,931,326	13,268,968
Conglomerates – 4.0%, 3.5%, 3.6%
3M Co.(a)		4,400	4,400		341,308	341,308
Altria Group, Inc.		50,850	50,850		2,464,191	2,464,191
Cendant Corp.(a)		34,500	34,500		710,355	710,355
General Electric Co.	20,950		20,950	714,814		714,814
Honeywell International, Inc.		6,000	6,000		202,080	202,080
Textron, Inc.(a)		9,600	9,600		654,240	654,240
Tyco International Ltd.(a)	22,500	25,000	47,500	700,875	778,750	1,479,625
				1,415,689	5,150,924	6,566,613

	Strategic Partners	Strategic Partners		Strategic Partners	Strategic Partners
	Growth with	Managed Index	Pro Forma	Growth with	Managed Index	Pro Forma
	Income Fund	500 Fund	Combined	Income Fund	500 Fund	Combined
	Shares	Shares	Shares	Value	Value	Value
Consumer Products & Services – 9.2%, 3.8%, 4.8%
Avon Products, Inc.(a)		18,800	18,800		743,540	743,540
Colgate-Palmolive Co.	12,330		12,330	550,165		550,165
Fortune Brands, Inc.		3,300	3,300		240,306	240,306
Johnson & Johnson	25,020	29,175	54,195	1,460,667	1,703,237	3,163,904
Kimberly-Clark Corp.	3,420		3,420	204,071		204,071
Procter & Gamble Co.	11,320	44,200	55,520	579,358	2,262,156	2,841,514
Reckitt Benckiser PLC (United Kingdom)	18,150		18,150	496,850		496,850
Reynolds American, Inc. (a)		8,500	8,500		585,310	585,310
Whirlpool Corp.		2,600	2,600		152,750	152,750
				3,291,111	5,687,299	8,978,410
Containers & Packaging – 0.0%, 0.2%, 0.1%
Sonoco Products Co.		9,900	9,900		263,835	263,835

Electronic Components & Equipment – 0.3%, 5.3%, 4.3%
Emerson Electric Co.(a)		3,000	3,000		192,150	192,150
Flextronics International Ltd.*		9,700	9,700		116,885	116,885
General Electric Co.		189,400	189,400		6,462,328	6,462,328
Hubbell, Inc. (Class “B” Stock)		10,000	10,000		457,200	457,200
Nintendo Co. Ltd. (Japan)	800		800	90,103		90,103
Solectron Corp.*(a)		95,600	95,600		499,032	499,032
Vishay Intertechnology, Inc.*(a)		9,500	9,500		122,835	122,835
				90,103	7,850,430	7,940,533

Entertainment & Leisure – 4.1%, 3.1%, 3.3%
Carnival Corp.(a)	7,760	14,000	21,760	392,345	707,840	1,100,185
Disney, (Walt) Co.	15,930	11,000	26,930	401,754	277,420	679,174
Harley-Davidson, Inc.(a)	5,380	15,700	21,080	309,727	903,849	1,213,576
International Game Technology Group, Inc.		16,400	16,400		541,856	541,856
Time Warner, Inc.*		99,500	99,500		1,655,680	1,655,680
Viacom, Inc. (Class “B” Stock)	10,493	14,200	24,693	382,890	518,158	901,048
				1,486,716	4,604,803	6,091,519
Farming & Agriculture – 0.8%, 0.3%, 0.4%
Bunge Ltd.		8,400	8,400		400,932	400,932
Monsanto Co.	7,040		7,040	300,960		300,960
				300,960	400,932	701,892

Financial - Bank & Trust – 3.8%, 5.9%, 5.5%
Bank of America Corp.	16,180	65,604	81,784	724,702	2,938,403	3,663,105
Comerica, Inc.		12,200	12,200		750,422	750,422
Commerce Bancorp, Inc.		7,800	7,800		462,072	462,072
Huntington Bancshares, Inc.(a)		5,000	5,000		119,750	119,750
National City Corp.		29,300	29,300		1,141,821	1,141,821
SunTrust Banks, Inc.		14,300	14,300		1,006,434	1,006,434
U.S. Bancorp		16,806	16,806		480,820	480,820
Wachovia Corp.		22,400	22,400		1,102,304	1,102,304
Wells Fargo & Co.	10,760	13,500	24,260	642,587	806,220	1,448,807
				1,367,289	8,808,246	10,175,535
Financial Services – 9.4%, 8.9%, 8.9%
American Express Co.	11,120		11,120	590,138		590,138
Bank of New York Co., Inc. (The)		5,800	5,800		188,268	188,268
Citigroup, Inc.	10,120	101,333	111,453	449,024	4,496,144	4,945,168
Fannie Mae		3,825	3,825		268,324	268,324
Freddie Mac	7,000		7,000	466,200		466,200
Goldman Sachs Group, Inc.(a)	5,610	8,300	13,910	551,912	816,554	1,368,466
J.P. Morgan Chase & Co.	20,600	48,282	68,882	795,161	1,863,685	2,658,846
KeyCorp		25,000	25,000		839,750	839,750
Legg Mason, Inc.	5,280	6,900	12,180	336,389	439,599	775,988
Lehman Brothers Holdings, Inc.		8,800	8,800		722,920	722,920
MBNA Corp.		57,950	57,950		1,485,259	1,485,259
Merrill Lynch & Co., Inc.(a)	4,080	16,800	20,880	220,075	906,192	1,126,267
Morgan Stanley Dean Witter & Co.		9,000	9,000		459,810	459,810
PNC Financial Services Group		10,800	10,800		564,840	564,840
				3,408,899	13,051,345	16,460,244
Food – 1.0%, 1.1%, 1.1%
Albertsons, Inc.		2,500	2,500		57,025	57,025
Archer-Daniels-Midland Co.		27,138	27,138		525,663	525,663
Dean Foods Co.*		10,600	10,600		316,410	316,410
General Mills, Inc.(a)	8,410	17,700	26,110	372,143	783,225	1,155,368
				372,143	1,682,323	2,054,466
Healthcare Services – 0.8%, 3.1%, 2.7%
Caremark Rx, Inc.*(a)		24,800	24,800		743,256	743,256
HCA, Inc.(a)	7,630	8,100	15,730	280,250	297,513	577,763
Health Management Associates, Inc. (Class “A” Stock)(a)		36,000	36,000		743,760	743,760
UnitedHealth Group, Inc.		29,200	29,200		2,114,080	2,114,080
WellPoint Health Networks, Inc.*		7,400	7,400		722,684	722,684
				280,250	4,621,293	4,901,543
Industrial Products – 0.5%, 0.4%, 0.4%
Cooper Industries Ltd. (Class “A” Stock)		5,800	5,800		370,620	370,620
Crane Co.(a)		9,500	9,500		264,765	264,765
Illinois Tool Works, Inc.	1,890		1,890	174,409		174,409
				174,409	635,385	809,794

	Strategic Partners	Strategic Partners		Strategic Partners	Strategic Partners
	Growth with	Managed Index	Pro Forma	Growth with	Managed Index	Pro Forma
	Income Fund	500 Fund	Combined	Income Fund	500 Fund	Combined
	Shares	Shares	Shares	Value	Value	Value
Insurance – 1.6%, 5.5%, 4.8%
ACE Ltd.		16,000	16,000		608,960	608,960
AFLAC, Inc.		6,200	6,200		222,456	222,456
Allstate Corp. (The)		9,700	9,700		466,473	466,473
American International Group, Inc.(a)	6,875	55,694	62,569	417,381	3,381,183	3,798,564
Anthem, Inc.* (a)		4,000	4,000		321,600	321,600
Axis Capital Holdings Ltd.		16,150	16,150		404,719	404,719
Chubb Corp.		10,575	10,575		762,775	762,775
CIGNA Corp.		1,000	1,000		63,460	63,460
Hartford Financial Services Group, Inc. (The)	2,500	3,000	5,500	146,200	175,440	321,640
Lincoln National Corp.		13,000	13,000		569,400	569,400
St. Paul Companies., Inc.		20,697	20,697		702,870	702,870
XL Capital Ltd. (Class “A” Stock)		7,500	7,500		543,750	543,750
				563,581	8,223,086	8,786,667
Internet Services – 1.8%, 3.2%, 3.0%
eBay, Inc.*(a)	3,520	22,600	26,120	343,587	2,205,986	2,549,573
Juniper Networks, Inc.*(a)		19,700	19,700		524,217	524,217
Yahoo!, Inc.*(a)	8,800	58,000	66,800	318,472	2,099,020	2,417,492
				662,059	4,829,223	5,491,282
Machinery & Equipment – 2.3%, 0.3%, 0.7%
Caterpillar, Inc.	6,380	2,100	8,480	513,845	169,134	682,979
Eaton Corp.	4,790	4,000	8,790	306,321	255,800	562,121
				820,166	424,934	1,245,100

Medical Supplies & Equipment – 7.1%, 3.9%, 4.5%
Abbott Laboratories	9,880		9,880	421,184		421,184
Alcon, Inc. (Switzerland)		2,900	2,900		206,480	206,480
Amgen, Inc.*	5,180	44,300	49,480	294,224	2,516,240	2,810,464
Applera Corp. - Applied Biosystems Group		11,000	11,000		209,880	209,880
Baxter International, Inc.(a)	12,100		12,100	372,196		372,196
Boston Scientific Corp.*	4,200	32,900	37,100	148,260	1,161,370	1,309,630
Genzyme Corp. *	7,970		7,970	418,186		418,186
Guidant Corp. (a)	6,490		6,490	432,363		432,363
Medtronic, Inc.	7,270		7,270	371,570		371,570
St. Jude Medical, Inc.*		10,000	10,000		765,700	765,700
Synthes, Inc. (Switzerland)*	900		900	95,585		95,585
Zimmer Holdings, Inc.*		12,400	12,400		962,116	962,116
				2,553,568	5,821,786	8,375,354
Metals & Mining – 0.0%, 0.8%, 0.6%
Alcan, Inc. (Canada)(a)		3,700	3,700		171,384	171,384
Alcoa, Inc.		13,100	13,100		425,750	425,750
United States Steel Corp. (a)		15,200	15,200		558,144	558,144
					1,155,278	1,155,278

Office Equipment – 0.0%, 0.1%, 0.1%
Pitney Bowes, Inc.		3,100	3,100		135,625	135,625

Oil & Gas – 8.1%, 6.6%, 6.9%
Baker Hughes, Inc.		11,800	11,800		505,394	505,394
BP PLC [ADR] (United Kingdom)(a)	17,815		17,815	1,037,723		1,037,723
ChevronTexaco Corp.		37,494	37,494		1,989,432	1,989,432
ConocoPhillips		16,820	16,820		1,418,094	1,418,094
El Paso Corp.(a)		34,200	34,200		305,748	305,748
Encana Corp. (Canada)	4,430		4,430	218,842		218,842
EOG Resources, Inc.(a)	1,530		1,530	101,837		101,837
Exxon Mobil Corp.		79,400	79,400		3,908,068	3,908,068
Halliburton Co.(a)	12,690		12,690	470,038		470,038
Marathon Oil Corp.		6,500	6,500		247,715	247,715
Nabors Industries Ltd.*		10,100	10,100		496,112	496,112
Noble Corp.*	9,620		9,620	439,442		439,442
Occidental Petroleum Corp.		3,900	3,900		217,737	217,737
Total SA [ADR] (France)(a)	6,030		6,030	628,808		628,808
Valero Energy Corp.		2,800	2,800		120,316	120,316
Western Gas Resources, Inc.		8,400	8,400		246,036	246,036
XTO Energy, Inc.		13,200	13,200		440,616	440,616
				2,896,690	9,895,268	12,791,958
Paper & Forest Products – 0.0%, 0.6%, 0.5%
Georgia-Pacific Corp.(a)		6,800	6,800		235,212	235,212
International Paper Co.		10,900	10,900		419,759	419,759
Temple-Inland, Inc.		4,500	4,500		266,040	266,040
					921,011	921,011
Pharmaceuticals – 3.3%, 3.9%, 3.8%
Allergan, Inc.	3,030		3,030	216,827		216,827
Bristol-Meyers Squibb Co.		18,400	18,400		431,112	431,112
Cephalon, Inc.*(a)		8,000	8,000		381,360	381,360
Forest Laboratories, Inc.*		17,300	17,300		771,580	771,580
Lilly, (Eli) & Co.(a)	5,560		5,560	305,300		305,300
Merck & Co., Inc.		10,700	10,700		335,017	335,017
Pfizer, Inc.		136,180	136,180		3,942,411	3,942,411
Roche Holding AG (Switzerland)	3,680		3,680	374,906		374,906
Wyeth	6,940		6,940	275,171		275,171
				1,172,204	5,861,480	7,033,684

	Strategic Partners	Strategic Partners		Strategic Partners	Strategic Partners
	Growth with	Managed Index	Pro Forma	Growth with	Managed Index	Pro Forma
	Income Fund	500 Fund	Combined	Income Fund	500 Fund	Combined
	Shares	Shares	Shares	Value	Value	Value
Printing & Publishing – 0.0%, 0.2%, 0.1%
Donnelley, (R.R.) & Sons Co.		7,300	7,300		229,585	229,585

Railroads – 0.0%, 0.9%, 0.7%
Burlington Northern Santa Fe Corp.		4,100	4,100		171,421	171,421
CSX Corp.		12,300	12,300		448,950	448,950
Norfolk Southern Corp.		22,100	22,100		750,295	750,295
					1,370,666	1,370,666
Real Estate – 0.0%, 0.5%, 0.4%
Equity Office Properties Trust [REIT]		13,700	13,700		385,244	385,244
Equity Residential Properties Trust [REIT]		12,800	12,800		426,880	426,880
					812,124	812,124
Restaurants – 0.0%, 1.1%, 0.9%
McDonald’s Corp.		10,000	10,000		291,500	291,500
Starbucks Corp.* (a)		19,100	19,100		1,010,008	1,010,008
Wendy’s International, Inc.		11,000	11,000		367,070	367,070
					1,668,578	1,668,578

Retail & Merchandising – 4.8%, 8.1%, 7.4%
Bed Bath & Beyond, Inc.*		9,500	9,500		387,505	387,505
CVS Corp.	9,310		9,310	404,613		404,613
Federated Department Stores, Inc.		6,425	6,425		324,141	324,141
Gap, Inc.(a)	15,740		15,740	314,485		314,485
Home Depot, Inc.		51,700	51,700		2,123,836	2,123,836
Lowe’s Cos., Inc.		34,000	34,000		1,913,520	1,913,520
May Department Stores Co.(a)		18,274	18,274		476,220	476,220
Saks, Inc.		22,000	22,000		268,840	268,840
SUPERVALU, Inc.(a)		7,400	7,400		218,226	218,226
Target Corp.(a)	11,980	17,000	28,980	599,239	850,340	1,449,579
TJX Cos., Inc.	16,660	30,400	47,060	399,507	728,992	1,128,499
Wal-Mart Stores, Inc.		85,100	85,100		4,588,592	4,588,592
				1,717,844	11,880,212	13,598,056
Semiconductors – 1.3%, 1.7%, 1.6%
Analog Devices, Inc.(a)	11,510		11,510	463,393		463,393
Broadcom Corp. (Class “A” Stock)*		11,000	11,000		297,550	297,550
Intel Corp.		75,600	75,600		1,682,856	1,682,856
Marvell Technology Group Ltd.*		17,800	17,800		508,546	508,546
				463,393	2,488,952	2,952,345
Telecommunications – 4.1%, 5.0%, 4.8%
ALLTEL Corp.		4,400	4,400		241,692	241,692
Amdocs Ltd*	9,100		9,100	228,865		228,865
BellSouth Corp.		26,400	26,400		704,088	704,088
Corning, Inc.*(a)		29,763	29,763		340,786	340,786
Lucent Technologies, Inc.*		100,000	100,000		355,000	355,000
Motorola, Inc.		21,400	21,400		369,364	369,364
Nextel Communications, Inc. (Class “A” Stock)*(a)		13,600	13,600		360,264	360,264
QUALCOMM, Inc.		35,200	35,200		1,471,712	1,471,712
SBC Communications, Inc.		47,200	47,200		1,192,272	1,192,272
Sprint Corp.	19,345	32,100	51,445	405,278	672,495	1,077,773
Telefonaktiebolaget LM Ericsson [ADR] (Sweden)*	10,940		10,940	316,275		316,275
Tellabs, Inc.*		20,300	20,300		162,400	162,400
Verizon Communications, Inc.		41,572	41,572		1,625,466	1,625,466
Vodafone Group PLC [ADR] (United Kingdom) (a)	19,729		19,729	508,811		508,811
				1,459,229	7,495,539	8,954,768
Transportation – 2.3%, 0.4%, 0.7%
FedEx Corp.	3,240		3,240	295,229		295,229
United Parcel Service, Inc. (Class “B” Stock)	6,590	6,900	13,490	521,796	546,342	1,068,138
				817,025	546,342	1,363,367

Utilities – 2.0%, 2.5%, 2.4%
American Electric Power Co., Inc.(a)		25,800	25,800		849,594	849,594
CMS Energy Corp.*(a)		45,400	45,400		424,944	424,944
Constellation Energy Group, Inc.		6,300	6,300		255,906	255,906
Dominion Resources, Inc.(a)	5,490		5,490	353,117		353,117
DTE Energy Co.(a)		9,500	9,500		405,745	405,745
Entergy Corp.	1,360	5,800	7,160	88,890	379,088	467,978
Exelon Corp.	7,010		7,010	277,736		277,736
FirstEnergy Corp.		18,000	18,000		743,940	743,940
Pinnacle West Capital Corp.(a)		6,000	6,000		255,720	255,720
PPL Corp.		4,000	4,000		208,000	208,000
Progress Energy, Inc.		6,200	6,200		256,060	256,060
				719,743	3,778,997	4,498,740
TOTAL LONG-TERM INVESTMENTS
(Cost $31,247,827, $132,539,262, $163,787,089)				35,353,656	147,936,682	183,290,338

	Strategic Partners	Strategic Partners		Strategic Partners	Strategic Partners
	Growth with	Managed Index	Pro Forma	Growth with	Managed Index	Pro Forma
	Income Fund	500 Fund	Combined	Income Fund	500 Fund	Combined
	Shares	Shares	Shares	Value	Value	Value
SHORT-TERM INVESTMENTS – 18.2%, 9.8%, 11.5%
Certificate of Deposit – 2.7%, 0.5%, 0.9%
Banco Santander PR
1.815, 11/08/04 (b) (c)		$57	$57		57,431	57,431
Canadian Imperial Bank of Commerce
1.72%, 05/25/05 (b)	317	325	642	317,251	324,672	641,923
Eurohypo AG
1.88%, 11/22/04 (b)	392		392	392,180		392,180
Fortis Bank NY
1.775%, 06/06/05 (b)		90	90		89,752	89,752
Societe Generale
1.827%, 11/15/04 (b)	277	254	531	276,042	253,467	529,509
				985,473	725,322	1,710,795

Commercial Paper – 0.2%, 0.0%, 0.0%
Victory Receivables Corp.
1.80%, 11/05/04 (b)	67		67	67,233		67,232

Corporate Obligations – 9.6%, 7.4%, 7.9%
Bear Stearns
1.905%, 11/01/04 (b) (c)	772		772	771,715		771,715
Goldman Sachs Group, Inc.
1.955%, 11/01/04 (b) (c)	680	1,561	2,241	680,182	1,561,319	2,241,501
Merrill Lynch & Co., Inc.
2.005%,11/01/04 (b) (c)	518	2,820	3,338	517,009	2,820,116	3,337,125
Morgan Stanley
1.955%, 11/01/04 (b) (c)	773	2,555	3,328	772,819	2,554,217	3,327,036
Natexis Banque NY
1.922%, 11/01/04 (b) (c)	304	1,595	1,899	303,571	1,595,142	1,898,713
1.975%,11/01/04 (b) (c)	112	2,025	2,137	111,791	2,023,989	2,135,780
Societe Generale NY
1.95%, 11/01/04 (b) (c)	251		251	251,403		251,403
Swedbank NY
1.83%, 11/15/04 (b) (c)	10	608	618	9,621	608,096	617,717
				3,418,111	11,162,879	14,580,990
Time Deposit – 0.8%, 0.5%, 0.6%
Citibank
1.76%, 11/01/04 (b)	273	748	1,021	273,396	748,274	1,021,670

U.S. Government Agency – 1.8%, 0.0%, 0.4%
Federal Home Loan Bank
1.69%, 11/01/04	642		642	642,000		642,000

Non-Registered Investment Company – 3.1%, 1.4%, 1.7%

	Shares	Shares	Shares
BlackRock Institutional Money Market	1,117,836	2,033,481	3,151,317	1,117,836	2,033,481	3,151,317
Trust(b) (d)
Registered Investment Companies – 0.0%, 0.0%,
BlackRock Provident Institutional Funds	1,774		1,774	1,774		1,774
TempCash Portfolio(d)
BlackRock Provident Institutional Funds	1,774		1,774	1,774		1,774
TempFund Portfolio(d)
				3,548		3,548
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,507,597, $14,669,956, $21,177,553)				6,507,597	14,669,956	21,177,552
Total Investments – 116.8%, 109.2%, 110.7%
(Cost $37,755,424, $147,209,218, $184,964,642)				41,861,253	162,606,638	204,467,890
Liabilities in Excess of Other Assets – (16.8%), (9.2%), (10.7%)				(6,024,797)	(13,669,689)	(19,694,486)
Net Assets – 100.0%				$35,836,456	$148,936,949	$184,773,404

The following abbreviations and annotations are used throughout the Portfolio of Investments:

ADR                     American Depository Receipt

REIT                     Real Estate Investment Trust

*                                         Non-income producing security.

(a)                                  Portion of securities in loan with an aggregate market value of $14,143,360, $5,690,821 & $19,834,181, respectively; cash collateral of $14,669,956, $5,862,048 & $20,532,004, respectively, was received with which the portfolio purchased highly liquid short-term investments.

(b)                                 Represents security purchased with collateral for securities on loan.

(c)                                  Indicates a variable rate security.  The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.  The interest rate shown reflects the rate in effect at October 31, 2004.

(d)           Security available to institutional investors only.

See Notes to Financial Statements.

Strategic Partners Mutual Funds, Inc.

Pro Forma Statement of Assets and Liabilities

October 31, 2004 (unaudited)

	Strategic Partners Growth With Income Fund	Strategic Partners Managed Index 500 Fund	Adjustments	Strategic Partners Managed Index 500 Fund
Assets
Investments in securities at value (A)	$41,861,253	$162,606,638	$	$204,467,891
Including securities loaned at value (B)
Receivable for:				—
Securities Sold	71,192	1,823,294		1,894,486
Dividends and interest	37,864	163,916		201,780
Fund Shares Sold	3,923	125,607		129,530
Receivable from Investment Manager	16,351			16,351
Prepaid Expenses	23,214	54,487		77,701
Total Assets	42,013,797	164,773,942	—	206,787,739

Liabilities
Payable to Custodian	—	177,521		177,521
Payable to Investment Manager	—	32,323		32,323
Unrealized Depreciation on Foreign Currency Forward Contracts	177	—		177
Payable from Loans	—	—		—
Payable to Broker for Collateral for Securities on Loan	5,862,048	14,669,956		20,532,004
Payable for:
Securities Purchased	74,507	262,184		336,691
Fund Shares Redeemed	113,257	404,316		517,573
Futures Variation Margin	—	—		—
Distribution Fees	26,188	112,077		138,265
Deferred Directors’ Fees	1,479	4,264		5,743
Accrued expenses and other liabilities	99,685	174,352		274,037
Total Liabilities	6,177,341	15,836,993	—	22,014,334
Net Assets	$35,836,456	$148,936,949	—	$184,773,405

Components of Net Assets
Common stock (unlimited number of shares authorized, $.001 par value per share)	$4,339	$17,110	$(225)	$21,224
Paid-In Capital in Excess of Par	46,203,923	165,768,939	225	211,973,087
	46,208,262	165,786,049		211,994,311
Undistributed Net Investment Income (Loss)	(1,656)	(4,264)		(5,920)
Accumulated Net Realized (Loss) on Investments	(14,476,181)	(32,242,256)		(46,718,437)
Accumulated Net Unrealized Appreciation on Investments	4,106,031	15,397,420		19,503,451
Net Assets	$35,836,456	$148,936,949	$—	$184,773,405

(A) Investments at Cost	$37,755,424	$147,209,218	$—	$184,964,642
(D) Securities Loaned at Value	$5,690,821	$14,143,360	$—	$19,834,181

See Notes to Pro Forma Financial Statements.

						21,223,775

Class A:	Net Assets	$1,383,858	$7,558,063			$8,941,921
	Shares Outstanding	164,238	849,848	(8,633	)(a)	1,005,453
	Net Asset Value and Redemption Price Per Share	$8.43	$8.89			$8.89
	Maximum Sales Charge	5.50%	5.50%			5.50%
	Offering Price Per Share*	$8.92	$9.41			$9.41

Class B:	Net Assets	$181,501	$1,287,693			$1,469,194
	Shares Outstanding	22,113	148,457	(1,188	)(a)	169,382
	Net Asset Value and Redemption Price Per Share	$8.21	$8.67			$8.67

Class C	Net Assets	$5,864,944	$29,631,416			$35,496,360
	Shares Outstanding	714,765	3,421,022	(37,642	)(a)	4,098,145
	Net Asset Value and Redemption Price Per Share	$8.21	$8.66			$8.66

Class L	Net Assets	$7,588,527	$24,137,373			$31,725,900
	Shares Outstanding	902,297	2,721,938	(46,549	)(a)	3,577,686
	Net Asset Value and Redemption Price Per Share	$8.41	$8.87			$8.87

Class M	Net Assets	$18,286,808	$79,069,019			$97,355,827
	Shares Outstanding	2,227,411	9,130,286	(115,790	)(a)	11,241,907
	Net Asset Value and Redemption Price Per Share	$8.21	$8.66			$8.66

Class X	Net Assets	$2,530,818	$7,253,385			$9,784,203
	Shares Outstanding	308,575	838,602	(15,974)		1,131,203
	Net Asset Value and Redemption Price Per Share	$8.20	$8.65			$8.65

* On sales of $25,000 or more, the offering price of Class A is reduced.

(a) Reflects the change in shares of Strategic Partners Growth with Income upon conversion to Strategic Partners Managed Index 500.

Strategic Partners Mutual Funds

Pro Forma Statement of Operations

For Year ended October 31, 2004 (unaudited)

	Strategic Partners Growth with Income Fund	Strategic Partners Managed Index 500 Fund	Adjusting Entries		Pro-Forma Combined Strategic Partners Managed Index 500 Fund
Statement of Operations:
Interest	$6,863	$3,364			$10,227
Dividends	589,999	2,772,061			3,362,060
Security Lending	5,900	18,841			24,741
Foreign taxes Withheld	(5,218)	(427)			(5,645)
Total Income	597,544	2,793,839			3,391,383

Expenses:
Advisory Fees	384,443	1,309,668	(78,083	)(a)	1,616,028
Distribution fees - Class A	1,199	7,190			8,389
Distribution fees - Class B	664	3,713			4,377
Distribution fees - Class C	69,180	349,859			419,039
Distribution fees - Class L	44,806	155,327			200,133
Distribution fees - Class M	192,554	857,959			1,050,513
Distribution fees - Class X	27,706	85,036			112,742
Transfer Agent’s Fees and Expenses	227,000	583,000	(120,000	)(b)	690,000
Administration and Accounting Fees	50,000	55,000	(15,000	)(c)	90,000
Custodian Fees and Expenses	30,000	4,000			34,000
Audit and Legal fees	29,000	39,000	(18,000	)(c)	50,000
Reports to Shareholders	28,000	56,000	(20,000	)(c)	64,000
Directors’ Fees	10,000	14,000	(9,000	)(c)	15,000
Registration Fees	41,000	52,000	(32,000	)(c)	61,000
Interest Expense	63	9,656			9,719
Miscellaneous	13,116	32,679	(15,000	)(c)	30,795

Total expenses	1,148,731	3,614,087	(307,083)		4,455,735
Less: Advisory fees and expense reimbursements	(312,783)	(509,755)	191,750	(d)	(630,788)
Net expenses	835,948	3,104,332	(115,333)		3,824,947

Net investment income (loss)	(238,404)	(310,493)	115,333		(433,564)

Realized and Unrealized Gain on Investments
Net realized gain (loss) on:
Investments	2,282,655	205,398			2,488,053
Foreign Currency	(3,250)	—			(3,250)
	2,279,405	205,398			2,484,803

Net change in unrealized appreciation (depreciation) on:
Investments	727,303	9,710,452			10,437,755
Foreign Currencies	(398)	—			(398)
	726,905	9,710,452			10,437,357

Net gain on investments	3,006,310	9,915,850			12,922,160

Net Increase in Net Assets Resulting from Operations	$2,767,906	$9,605,357	$115,333		$12,488,596

(a)          Reflects adjustments to investment management fees based on the surviving Fund’s fee schedule and combined annual average net assets of the two Funds.

(b)         Reflects anticipated savings from changes in transfer agency structure.

(c)          Reflects the estimated savings from elimination of duplicate services or fees.

(d)   Reflects adjustments to advisory fees and expense reimbursements based on the surviving Funds expense limitations.

Strategic Partners Mutual Funds, Inc.

Notes to Pro-Forma Financial Statements for the merger of
Strategic Partners Growth with Income Fund into Strategic Partners Managed Index 500 Fund

(Unaudited)

1.              Basis of Combination – The Pro-Forma Statement of Assets and Liabilities, including the Pro-Forma Schedule of Investments at October 31, 2004 and the related Statement of Operations (“Pro Forma Statements”) for the year ended October 31, 2004, reflect the accounts of the Strategic Partners Growth with Income Fund and the Strategic Partners Managed Index 500 Fund, each a “Fund.”

The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of Strategic Partners Growth with Income Fund in exchange for shares of Strategic Partners Managed Index 500 Fund. The Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund included in their respective Statement of Additional Information.  As of October 31, 2004, all of the securities held by the Strategic Partners Growth with Income Fund would comply with the compliance guidelines and investment restrictions of the Strategic Partners Managed Index 500 Fund.

2.              Common Stock – The pro-forma net asset value per share assumes the issuance of additional shares of Strategic Partners Managed Index 500 Fund, which would have been issued on October 31, 2004 in connection with the proposed reorganization.  Shareholders of Strategic Partners Growth with Income Fund would become shareholders of Strategic Partners Managed Index 500 Fund, receiving shares of Strategic Partners Managed Index 500 Fund, equal to the value of their holdings in Strategic Partners Growth with Income Fund.  The amount of additional shares assumed to be issued has been calculated based on the October 31, 2004 net assets of Strategic Partners Growth with Income Fund and Strategic Partners Managed Index 500 Fund.  The net asset value per share of $8.89, $8.67, $8.66, $8.87, $8.66 and $8.65 was used to calculate additional shares of 155,605, 20,925, 677,123, 855,748, 2,111,621 and 292,601 for Class A, Class B, Class C, Class L, Class M and Class X, respectively, for the net assets of Strategic Partners Growth with Income Fund of $38,832,297.

3.              Pro Forma Operations – The Pro Forma Statement of Operations assumes similar rates of gross investment income for the investments of each Fund.  Accordingly, the combined gross investment income is equal to the sum of each Fund’s gross investment income.  Certain expenses have been adjusted to reflect the expected expenses of the combined entity.  The pro forma advisory fees and plan of distribution fees of the combined Fund are based on the fee schedule in effect for Strategic Partners Managed Index 500 Fund at the combined level of average net assets for the twelve months ended April 30, 2004.  The Pro Forma Statement of Operations does not include the effect of any realized gains or losses, or transaction fees incurred in connection with the realignment of the Fund. No securities have been sold or will be sold in anticipation of the merger.

4.              Security Valuation – Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask price, or at the last bid price on such day in the absence of an asked price.  Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price.  Securities that are actively traded in the over-the-counter market, including listed securities for which the co-managers, in consultation with the subadviser; believe the primary market to be over-the-counter are valued by an independent agent or principal market maker.  Options on securities and indices traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on such exchange.  Futures contracts and options thereon traded on a commodities exchange of board of trade are valued at the last sale price at the closing of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.  Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with procedures approved by the Board of Directors.  Investments in mutual funds are valued at their net assets value as of the close of the New York Stock Exchange on the date of the valuation.  Short-term securities that are held in the Funds, which mature in more than 60 days are valued at current market quotations, and those short-term securities, which mature in 60 days or less are valued at, amortized cost, which approximates market value.

5.              Estimates – The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

6.              Taxes – For federal income tax purposes, each fund in the Company is treated as a separate taxpaying entity.  It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders.  Therefore, no federal income tax provision is required.  Strategic Partners Growth with Income Fund had a capital loss carryforward of $13,929,335 as of October 31, 2004, which will have an annual limitation on the amount of utilization under section 382 of the Internal Revenue Code of 1986, as amended.  Strategic Partners Managed Index 500 Fund has a capital loss carryforward of $31,650,780 as of October 31, 2004.

STRATEGIC PARTNERS MUTUAL FUNDS, INC.

FILE NOS. 333-112873 & 811-5186

FORM N-14

PART C

OTHER INFORMATION

Item 15.  Indemnification

Section 2-418 of the General Corporation Law of the State of Maryland provides for indemnification of officers, directors, employees and agents of a Maryland corporation.  With respect to indemnification of the officers and directors of the Registrant, and of other employees and agents to such extent as shall be authorized by the Board of Directors or the By-laws of the Registrant and be permitted by law, reference is made to Article VIII, Paragraph (a)(5) of the Registrant’s Articles of Incorporation and Article V of the Registrant’s By-laws, both incorporated by reference, which require the Registrant to indemnify its officers and directors to the fullest extent permitted by Maryland law.  Maryland law permits indemnification of officers and directors against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made a party by reason of their service in those or other capacities unless it is established that (a) the act or omission of the director or officer was material to the matter giving rise to the proceeding and (i) was committed in bad faith or (ii) was the result of active or deliberate dishonesty, (b) the director or officer actually received an improper personal benefit in money, property or services or (c) in the case of any criminal proceeding, the director or officer had reasonable cause to believe the act or omission was unlawful.  Pursuant to Article EIGHTH, Paragraph (a)(6) of the Registrant’s Articles of Incorporation, directors and officers of the Registrant shall not be personally liable to the Registrant or its stockholders for monetary damages to the extent permitted by law (including the Maryland General Corporation Law and the Investment Company Act or 1940).  Under Maryland law, such limitation on liability will not apply to liability resulting from (a) actual receipt of an improper personal benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment as being material to the cause of action.

Insofar as indemnification for liability arising under the Securities Act of 1933 (“1933 Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16.  Exhibits

The following exhibits are incorporated by reference to the previously filed document indicated below, except as otherwise noted below:

(1)                                  Copies of the charter of the Registrant as now in effect;

(A)                              Articles of Incorporation of Registrant previously filed with the Registration Statement filed on Form N-1A on March 10, 1997.

(B)                                Articles of Amendment of Registrant dated July 3, 1997 previously filed with Pre-Effective Amendment No. 3 to Registration Statement filed on Form N-1A on July 11, 1997.

(C)                                Articles of Amendment of Registrant dated July 17, 1997 previously filed with Post-Effective Amendment No. 1 to Registration Statement filed on Form N-1A on October 17, 1997.

(D)                               Articles Supplementary of Registrant dated December 29, 1997 previously filed with Post-Effective Amendment No. 3 to Registration Statement filed on Form N-1A on June 5, 1998.

(E)                                 Articles Supplementary of Registrant dated August 14, 1998 previously filed with Post-Effective Amendment No. 5 to Registration Statement filed on Form N-1A on December 31, 1998.

(F)                                 Articles Supplementary of Registrant dated December 16, 1998 previously filed with Post-Effective Amendment No. 5 to Registration Statement filed on Form N-1A on December 31, 1998.

(G)                                Articles Supplementary of Registrant dated September 23, 1999 previously filed with Post-Effective Amendment No. 8 to Registration Statement filed on Form N-1A on October 18, 1999.

(H)                               Articles Supplementary of Registrant dated February 14, 2000 previously filed with Post-Effective Amendment No. 10 to Registration Statement filed on Form N-1A on March 2, 2000.

(I)                                    Articles Supplementary of Registrant dated April 28, 2000 previously filed with Post-Effective Amendment No. 12 to Registration Statement filed on Form N-1A on August 22, 2000.

(J)                                   Articles Supplementary of Registrant dated September 8, 2000 previously filed with Post-Effective Amendment No. 13 to Registration Statement filed on Form N-1A on December 15, 2000.

(K)                               Articles of Amendment of Registrant dated September 8, 2000 previously filed with Post-Effective Amendment No. 14 to Registration Statement filed on Form N-1A on March 1, 2001.

(L)                                 Articles Supplementary of Registrant dated February 27, 2001 previously filed with Post-Effective Amendment No. 14 to Registration Statement filed on Form N-1A on March 1, 2001.

(M)                            Articles of Amendment of Registrant dated February 27, 2001 previously filed with Post-Effective Amendment No. 14 to Registration Statement filed on Form N-1A on March 1, 2001.

(N)                               Articles of Amendment of Registrant dated September 7, 2001 previously filed with Post-Effective Amendment No. 16 to Registration Statement filed on Form N-1A on September 14, 2001.

(O)                               Articles of Amendment of Registrant dated November 30, 2001 previously filed with Post-Effective Amendment No. 18 to Registration Statement filed on Form N-1A on December 10, 2001.

(P)                                 Articles Supplementary of Registrant dated February 26, 2002 previously filed with Post-Effective Amendment No. 20 to Registration Statement filed on Form N-1A on March 1, 2002.

(Q)                               Articles of Amendment of Registrant dated April 24, 2002 previously filed with Post-Effective Amendment No. 22 to Registration Statement filed on Form N-1A on April 30, 2002.

(R)                                Articles of Amendment of Registrant dated June 24, 2002 previously filed with Post-Effective Amendment No. 23 to Registration Statement filed on Form N-1A on December 26, 2002.

(S)                                 Articles of Amendment of Registrant dated November 12, 2002 previously filed with Post-Effective Amendment No. No. 23 to Registration Statement filed on Form N-1A on December 26, 2002.

(T)                                Articles of Amendment of Registrant dated December 9, 2003 previously filed with Post-Effective Amendment No. 26 to Registration Statement filed on Form N-1A on December 29, 2003.

(U)                               Articles Supplementary of Registrant, dated January 27, 2004, previously filed with the Registration Statement on Form N-14 filed on October 14, 2004.

(V)                                Articles of Amendment of Registrant, dated January 27, 2004, previously filed with the Registration Statement on Form N-14 filed on October 14, 2004.

(W)                           Certificate of Correction of Registrant, dated February 27, 2004, previously filed with the Registration Statement on Form N-14 filed on October 14, 2004.

(X)                               Certificate of Correction of Registrant, dated February 27, 2004, previously filed with the Registration Statement on Form N-14 filed on October 14, 2004.

(Y)                                Certificate of Correction of Registrant, dated February 27, 2004, previously filed with the Registration Statement on Form N-14 filed on October 14, 2004.

(Z)                                Certificate of Correction of Registrant, dated February 27, 2004, previously filed with the Registration Statement on Form N-14 filed on October 14, 2004.

(AA)                    Certificate of Correction of Registrant, dated February 27, 2004, previously filed with the Registration Statement on Form N-14 filed on October 14, 2004.

(BB)                        Articles of Amendment of Registrant, dated May 10, 2004, previously filed with the Registration Statement on Form N-14 filed on October 14, 2004.

(CC)                        Articles Supplementary of Registrant, dated September 10, 2004, previously filed with the Registration Statement on Form N-14 filed on October 14, 2004.

(DD)                      Certificate of Correction of Registrant dated March 31, 2005. Attached hereto.

(2)                                  Copies of the existing by-laws or corresponding instruments of the Registrant;

(A)                              By-laws for the Registrant previously filed with Post-Effective Amendment No. 29 to Registration Statement filed on Form N-1A on December 23, 2004.

(3)                                  Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

Not Applicable

(4)                                  Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(A)                                          The Plan of Reorganization is included in this registration statement as Exhibit A to the Prospectus/Proxy Statement.

(5)                                  Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

(A)                                    Articles of Incorporation of Registrant previously filed with the Registration Statement filed on Form N-1A on March 10, 1997, Articles of Amendment and Articles Supplementary of Registrant filed with Pre-Effective Amendment No. 3 and Post-Effective Amendments No. 1, 3, 5, 8, 10, 12, 13, 14, 16, 18, 20, 22, 23 and 26 to the Registration Statement on Form N-1A on July 11, 1997, October 17, 1997, June 5, 1998, December 31, 1998, October 18, 1999, March 2, 2000, August 22, 2000, December 15, 2000, March 1, 2001, September 14, 2001, December 10, 2001, March 1, 2002, April 30, 2002, December 26, 2002 and December 29, 2003, respectively, Articles of Amendment and Articles Supplementary of the Registrant filed herewith, and By-laws of the Registrant filed with Post-Effective Amendment No. 29 to the Registration Statement filed on Form N-1A on December 23, 2004.

(6)                                  Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(A)                              Form of Investment Management Agreement among the Registrant, American Skandia Investment Services, Incorporated and Prudential Investments LLC for the various funds of the Registrant.  Incorporated by reference to Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on March 1, 2005.

(B)                                Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and William Blair & Company LLC for the ASAF William Blair International Capital Income Fund.  Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

(C)                                Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Goldman Sachs Asset Management, L.P. for the Strategic Partners High Yield Bond Fund.  Incorporated by reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N1-A as filed with the Commission on December 23, 2004.

(D)                               Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and The Dreyfus Corporation for the Strategic Partners Technology Fund.   Incorporated by reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N1-A as filed with the Commission on December 23, 2004.

(E)                                 Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Deutsche Asset Management, Inc. for the ASAF DeAM Small-Cap Capital Income Fund.  Incorporated by reference to Post-Effective

Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

(F)                                 Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and GAMCO Investors, Inc. for the ASAF Gabelli Small-Cap Value Fund.  Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

(G)                                Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Goldman Sachs Asset Management for the ASAF Goldman Sachs Mid-Cap Capital Income Fund.  Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

(H)                               Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Neuberger Berman Management Inc. for the ASAF Neuberger Berman Mid-Cap Value Fund.  Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

(I)                                    Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and T. Rowe Price Associates, Inc. for the Strategic Partners Capital Income Fund.  Incorporated by reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N1-A as filed with the Commission on December 23, 2004.

(J)(i)                        Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and INVESCO Funds Group, Inc. for the ASAF INVESCO Health Sciences Fund.  Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

(J) (ii)                  Assignment of Sub-advisory Agreement to A I M Capital Management, Inc.  Incorporated by reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N1-A as filed with the Commission on December 23, 2004.

(K)                               Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and ProFund Advisors LLC for the ASAF ProFund Managed OTC Fund.  Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

(L)                                 Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Marsico Capital Management LLC for the ASAF Marsico Capital Income Fund.  Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

(M)                            Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Goldman Sachs Asset Management for the ASAF Goldman Sachs Concentrated Capital Income Fund.  Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

(N)                               Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Sanford C. Bernstein & Co., LLC for the ASAF Sanford Bernstein Core Value Fund.  Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

(O)                               Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Sanford C. Bernstein & Co., LLC for the ASAF Sanford Bernstein Managed Index 500 Fund.  Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

(P)                                 Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Alliance Capital Management L.P. for the ASAF Alliance Growth and Income Fund.  Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

(Q)                               Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Massachusetts Financial Services Company for the ASAF MFS Growth with Income Fund.  Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

(R)                                Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and INVESCO Funds Group, Inc. for the ASAF INVESCO Capital Income Fund.  Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

(S)                                 Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and American Century Investment Management, Inc. for the ASAF American Century Strategic Balanced Fund.  Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

(T)                                Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Pacific Investment Management Company LLC for the ASAF PIMCO Total Return Bond Fund.  Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

(U)                               Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Wells Capital Management Company, Inc. for the ASAF Money Market Fund.  Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

(V)

Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Deutsche Asset Management, Inc. for the Strategic Partners Small Cap Growth Opportunity Fund. Incorporated by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A as filed with the Commission on March 1, 2005.

(7)                                  Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(A)                              Form of Amended and Restated Underwriting and Distribution Agreement between Registrant and American Skandia Marketing, Incorporated was previously filed with Post-Effective Amendment No. 25 to Registration Statement filed on Form N-1A on May 9, 2003.

(B)                                Form of Sales Agreement between Registrant and American Skandia Marketing, Incorporated was previously filed with Pre-Effective Amendment No. 3 to Registration Statement filed on Form N-1A on July 11, 1997.

(8)                                  Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

(A)                              Form of Deferred Compensation Plan was previously filed with Post-Effective Amendment No. 10 to Registration Statement filed on Form N-1A on March 2, 2000.

(B)                                Form of Amendment to Deferred Compensation Plan was previously filed with Post-Effective Amendment No. 25 to Registration Statement filed on Form N-1A on May 9, 2003.

(9)                                  Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

(A)                              Form of Custody Agreement between Registrant and PNC Bank was previously filed with Pre-Effective Amendment No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

(B)                                Form of Custody Agreement between Registrant and Morgan Stanley Trust Company was previously filed with Pre-Effective Amendment No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

(C)                                Form of Amendment to Custody Agreement between Registrant and PNC Bank was previously filed with Post-Effective Amendment No. 3 to Registration Statement filed on Form N-1A on June 5, 1998.

(D)                               Form of Custody Manager Delegation Amendment between Registrant and The Chase Manhattan Bank was previously filed with Post-Effective Amendment No. 15 to Registration Statement filed on Form N-1A on July 17, 2001.

(E)                                 Form of Amendment to Custody Agreement between Registrant and PFPC Trust Company previously filed with Post-Effective Amendment No. 10 to Registration Statement filed on Form N-1A on March 2, 2000.

(10)                            Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant’s directors describing any action taken to revoke the plan;

(A)                                          Form of Distribution and Service Plan for Class A Shares was previously filed with the Registration Statement filed on Form N-14 on October 14, 2004.

(B)                                            Form of Distribution and Service Plan for Class B Shares was previously filed with the Registration Statement filed on Form N-14 on October 14, 2004.

(C)                                            Form of Distribution and Service Plan for Class C Shares was previously filed with Pre-Effective Amendment No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

(D)                                           Form of Distribution and Service Plan for Class X Shares was previously filed with Pre-Effective Amendment No. 2 to Registration Statement filed on Form N-1A on June 4, 1997.

(E)                                             Form of Distribution and Service Plan for New Class X Shares was previously filed with Post-Effective Amendment No. 24 to Registration Statement filed on Form N-1A on February 28, 2003.

(F)                                             Form of Distribution and Service Plan for Class L Shares was previously filed with the Registration Statement filed on Form N-14 on October 14, 2004.

(G)                                            Form of Distribution and Service Plan for Class M Shares was previously filed with the Registration Statement filed on Form N-14 on October 14, 2004.

(H)                                           Form of Rule 12b-1 Fee Waiver for Class A shares.  Incorporated by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A as filed with the Commission on March 1, 2005.

(I)	Form of Rule 18f-3 Plan. Incorporated by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A as filed with the Commission on March 1, 2005.

(11)                            An opinion and consent of DLA Piper Rudnick Gray Cary US LLP as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable is attached as Exhibit (11).

(12)                            An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

(A)                              Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders.  To be filed by subsequent amendment.

(13)                            Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(A)                              Form of Administration Agreement between Registrant and PFPC Inc. was previously filed with Pre-Effective Amendment No. 2 to the Registration Statement filed on Form N-1A on June 4, 1997.

(B)                                Form of Transfer Agency and Service Agreement between Registrant and American Skandia Fund Services, Inc. was previously filed with Post-Effective Amendment No. 17 to the Registration Statement filed on Form N-1A on October 11, 2001.

(C)                                Form of Sub-transfer Agency and Service Agreement between American Skandia Fund Services, Inc. and Boston Financial Data Services, Inc. was previously filed with Post-Effective Amendment No. 18 to the Registration Statement filed on Form N-1A on December 10, 2001.

(D)                               Form of Administration Agreement between Registrant and American Skandia Investment Services, Incorporated was previously filed with Post-Effective Amendment No. 12 to the Registration Statement filed on Form N-1A on August 22, 2000.

(14)                            Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

(A)                              Consent of KPMG LLP, independent registered public accounting firm, is attached as Exhibit (14).

(15)                            All financial statements omitted pursuant to Items 14(a)(1);

Not Applicable

(16)                            Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

(A)                              Powers of Attorney dated March 2, 2005. Attached hereto.

(B)                                Power of Attorney dated March 2, 2005. Attached hereto.

(17)                            Any additional exhibits which the registrant may wish to file.

(A)                              Form of voting instruction card is attached as Exhibit(17)(A).

(B)                                Form of proxy solicitation material being sent to shareholders is attached as Exhibit (17) (B).

Item 17.  Undertakings

(a)                                  The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(b)                                 The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(c)                                  The undersigned Registrant undertakes to file, by post-effective amendment, a copy of the opinion of counsel as to certain tax matters, within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the City of Shelton and State of Connecticut, on the 26th day of April, 2005.

Strategic Partners Mutual Funds, Inc.
(Registrant)

By:	/s/Deborah A. Docs
Deborah A. Docs
Secretary

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/Judy A. Rice*	Director and President (Principal
Judy A. Rice	Executive Officer)

/s/Grace Torres*	Treasurer (Principal
Grace Torres	Financial and Accounting
Officer)

/s/ Linda W. Bynoe*	Director
Linda W. Bynoe

/s/David E.A. Carson*	Director
David E.A. Carson

/s/Robert E. La Blanc*	Director
Robert E. La Blanc

/s/Douglas H. McCorkindale*	Director
Douglas H. McCorkindale

/s/Richard A. Redeker*	Director
Richard A. Redeker

/s/Robin B. Smith*	Director
Robin B. Smith

/s/Stephen G. Stoneburn*	Director
Stephen G. Stoneburn

/s/Clay T. Whitehead*	Director
Clay T. Whitehead

/s/Robert F. Gunia*	Director
Robert F. Gunia

*By:	/s/Deborah A. Docs	April 26, 2005
Deborah A. Docs

*Pursuant to Powers of Attorney filed herewith.

STRATEGIC PARTNERS MUTUAL FUNDS, INC.

REGISTRATION STATEMENT ON FORM N-14

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION	LOCATION
(1)(A)	Articles of Incorporation of Registrant	*
(1)(B)	Articles of Amendment of Registrant dated July 3, 1997	*
(1)(C)	Articles of Amendment of Registrant dated July 17, 1997	*
(1)(D)	Articles Supplementary of Registrant dated December 29, 1997	*
(1)(E)	Articles Supplementary of Registrant dated August 14, 1998	*
(1)(F)	Articles Supplementary of Registrant dated December 16, 1998
(1)(G)	Articles Supplementary of Registrant dated September 23, 1999	*
(1)(H)	Articles Supplementary of Registrant dated February 14, 2000	*
(1)(I)	Articles Supplementary of Registrant dated April 28, 2000	*
(1)(J)	Articles Supplementary of Registrant dated September 8, 2000	*
(1)(K)	Articles of Amendment of Registrant dated September 8, 2000	*
(1)(L)	Articles Supplementary of Registrant dated February 27, 2001	*
(1)(M)	Articles of Amendment of Registrant dated February 27, 2001	*
(1)(N)	Articles of Amendment of Registrant dated September 7, 2001	*
(1)(O)	Articles of Amendment of Registrant dated November 30, 2001	*
(1)(P)	Articles Supplementary of Registrant dated February 26, 2002	*
(1)(Q)	Articles of Amendment of Registrant dated April 24, 2002	*
(1)(R)	Articles of Amendment of Registrant dated June 24, 2002	*
(1)(S)	Articles of Amendment of Registrant dated November 12, 2002	*
(1)(T)	Articles of Amendment of Registrant dated December 9, 2003	*
(1)(U)	Articles Supplementary of Registrant dated January 27, 2004	*
(1)(V)	Articles of Amendment of Registrant dated January 27, 2004	*
(1)(W)	Certificate of Correction of Registrant dated February 27, 2004	*
(1)X)	Certificate of Correction of Registrant dated February 27, 2004	*
(1)(Y)	Certificate of Correction of Registrant dated February 27, 2004	*
(1)(Z)	Certificate of Correction of Registrant dated February 27, 2004	*

(1)(AA)	Certificate of Correction of Registrant dated February 27, 2004	*
(1)(BB)	Articles of Amendment of Registrant dated May 10, 2004	*
(1)(CC)	Articles Supplementary of Registrant dated September 10, 2004, 2004	*
(1)(DD)	Certificate of Correction of Registrant dated March 31, 2005	Attached
(2)(A)	By-laws for the Registrant	*
(6)(A)	Form of Investment Management Agreement between Registrant and each of Prudential Investments LLC and American Skandia Investment Services, Incorporated for each Portfolio	*
(6)(B)

Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and William Blair & Company LLC for the ASAF William Blair International Capital Income Fund. Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

*
(6)(C)

Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Goldman Sachs Asset Management, L.P. for the Strategic Partners High Yield Bond Fund. Incorporated by reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N1-A as filed with the Commission on December 23, 2004.

*
(6)(D)

Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and The Dreyfus Corporation for the Strategic Partners Technology Fund. Incorporated by reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N1-A as filed with the Commission on December 23, 2004.

*
(6)(E)

Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Deutsche Asset Management, Inc. for the ASAF DeAM Small-Cap Capital Income Fund. Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

*
(6)(F)

Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and GAMCO Investors, Inc. for the ASAF Gabelli Small-Cap Value Fund. Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

*
(6)(G)

Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Goldman Sachs Asset Management for the ASAF Goldman Sachs Mid-Cap Capital Income Fund. Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

*
(6)(H)

Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Neuberger Berman Management Inc. for the ASAF Neuberger Berman Mid-Cap Value Fund. Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

*
(6)(I)

Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and T. Rowe Price Associates, Inc. for the Strategic Partners Capital Income Fund. Incorporated by reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N1-A as filed with the Commission on December 23, 2004.

*

(6)(J)(i)

Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and INVESCO Funds Group, Inc. for the ASAF INVESCO Health Sciences Fund. Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

*
(6)(J)(ii)

Assignment of Sub-advisory Agreement to A I M Capital Management, Inc. Incorporated by reference to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N1-A as filed with the Commission on December 23, 2004.

(6)(K)

Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and ProFund Advisors LLC for the ASAF ProFund Managed OTC Fund. Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

*
(6)(L)

Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Marsico Capital Management LLC for the ASAF Marsico Capital Income Fund. Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

*
(6)(M)

Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Marsico Capital Management LLC for the ASAF Marsico Capital Income Fund. Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

*
(6)(N)

Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Sanford C. Bernstein & Co., LLC for the ASAF Sanford Bernstein Core Value Fund. Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

*
(6)(O)

Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Sanford C. Bernstein & Co., LLC for the ASAF Sanford Bernstein Managed Index 500 Fund. Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

*
(6)(P)

Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Alliance Capital Management L.P. for the ASAF Alliance Growth and Income Fund. Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

*
(6)(Q)

Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Massachusetts Financial Services Company for the ASAF MFS Growth with Income Fund. Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

*
(6)(R)

Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and INVESCO Funds Group, Inc. for the ASAF INVESCO Capital Income Fund. Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

*
(6)(S)

Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and American Century Investment Management, Inc. for the ASAF American Century Strategic Balanced Fund. Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

*

(6)(T)

Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Pacific Investment Management Company LLC for the ASAF PIMCO Total Return Bond Fund.  Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

*
(6)(U)

Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Wells Capital Management Company, Inc. for the ASAF Money Market Fund. Incorporated by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A as filed with the Commission on May 9, 2003.

*
(6)(V)

Form of Sub-advisory Agreement among American Skandia Investment Services, Incorporated, Prudential Investments LLC and Deutsche Asset Management, Inc. for the Strategic Partners Small Cap Growth Opportunity Fund.

*
(7)(A)	Form of Amended and Restated Underwriting and Distribution Agreement between Registrant and American Skandia Marketing, Incorporated	*
(7)(B)	Form of Sales Agreement between Registrant and American Skandia Marketing, Incorporated	*
(8)(A)	Form of Deferred Compensation Plan	*
(8)(B)	Form of Amendment to Deferred Compensation Plan	*
(9)(A)	Form of Custody Agreement between Registrant and PNC Bank	*
(9)(B)	Form of Custody Agreement between Registrant and Morgan Stanley Trust Company	*
(9)(C)	Form of Amendment to Custody Agreement between Registrant and PNC Bank	*
(9)(D)	Form of Custody Manager Delegation Amendment between Registrant and The Chase Manhattan Bank	*
(9)(E)	Form of Amendment to Custody Agreement between Registrant and PFPC Trust Company	*
(10)(A)	Form of Distribution and Service Plan for Class A Shares	*
(10)(B)	Form of Distribution and Service Plan for Class B Shares	*
(10)(C)	Form of Distribution and Service Plan for Class C Shares	*
(10)(D)	Form of Distribution and Service Plan for Class X Shares	*
(10)(E)	Form of Distribution and Service Plan for New Class X Shares	*
(10)(F)	Form of Distribution and Service Plan for Class L Shares	*
(10)(G)	Form of Distribution and Service Plan for Class M Shares	*
(10)(H)	Form of Rule 18f-3 Plan	*
(11)	Opinion and consent of DLA Piper Rudnick Gray Cary US LLP	Attached
(12)(A)	Form of Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders	To be filed by subsequent amendment.
(13)(A)	Form of Administration Agreement between Registrant and PFPC Inc.	*

(13)(B)	Form of Transfer Agency and Service Agreement between Registrant and American Skandia Fund Services, Inc.	*
(13)(C)	Form of Sub-transfer Agency and Service Agreement between American Skandia Fund Services, Inc. and Boston Financial Data Services, Inc.	*
(13)(D)	Form of Administration Agreement between Registrant and American Skandia Investment Services, Incorporated	*
(14)(A)	Consent of independent registered public accounting firm, KPMG LLP	Attached
(16)(A)	Power of Attorney	Attached
(16)(B)	Power of Attorney	Attached
(17)(A)	Form of voting instruction card	Attached
(17)(B)	Form of proxy solicitation material being sent to shareholders	Attached